 OPPENHEIMER MAIN STREET FUND, A SERIES OF OPPENHEIMER MAIN
                     STREET FUNDS, INC.
      6803 South Tucson Way, Centennial, CO 80112-3924
                       1.800.225.5677

          COMBINED PROSPECTUS AND PROXY STATEMENT
                    DATED JUNE 12, 2003

 Acquisition of the Assets of OPPENHEIMER TRINITY CORE FUND
     498 Seventh Avenue, 10th Floor, New York, New York
                            10018
                       1-800-525-7048

 By and in exchange for Class A, Class B, Class C, Class N
                   and Class Y shares of
                OPPENHEIMER MAIN STREET FUND

      This combined  Prospectus and Proxy Statement solicits
proxies from the  shareholders  of Oppenheimer  Trinity Core
Fund ("Trinity Core Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the Agreement and Plan of Reorganization (the "Reorganization  Agreement")
and   the    transactions    contemplated    thereby    (the
"Reorganization")  between Trinity Core Fund and Oppenheimer
Main  Street  Fund   ("Main   Street   Fund")  a  series  of
Oppenheimer   Main  Street   Funds,   Inc.   This   combined
Prospectus and Proxy  Statement  constitutes  the Prospectus of Main Street Fund and the Proxy  Statement of Trinity Core
Fund  filed on Form N-14 with the  Securities  and  Exchange
Commission  ("SEC").  If  shareholders  vote to approve  the
Reorganization  Agreement  and the  Reorganization,  the net
assets  of  Trinity  Core Fund  will be  acquired  by and in exchange  for shares of Main Street  Fund.  The Meeting will be held at the  offices of  OppenheimerFunds,  Inc.  at 6803
South  Tucson Way,  Centennial,  CO 80112 on August 29, 2003
at 1:00  P.M.  Mountain  time.  The  Board  of  Trustees  of
Trinity Core Fund is  soliciting  these proxies on behalf of
Trinity Core Fund.  This Prospectus and Proxy Statement will first be sent to shareholders on or about July 14, 2003.

      If   the    shareholders    vote   to   approve    the
Reorganization  Agreement,  you will receive  Class A shares of Main  Street  Fund  equal in value to the value as of the
Valuation  Date (as such term is  defined  in the  Agreement and Plan of Reorganization  attached hereto as Exhibit A) of your Class A shares of Trinity Core Fund;  Class B shares of
Main  Street  Fund  equal in  value  to the  value as of the
Valuation  Date of your Class B shares of Trinity Core Fund;
Class C shares  of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class C shares  of
Trinity Core Fund;  Class N shares of Main Street Fund equal in  value  to the  value  as of the  Valuation  Date of your
Class N shares of Trinity  Core Fund;  and Class Y shares of
Main  Street  Fund  equal in  value  to the  value as of the
Valuation  Date  of your  Class Y  shares  of  Trinity  Core
Fund.   Trinity  Core  Fund  will  then  be  liquidated  and
de-registered  under the Investment Company Act of 1940 (the
"Investment  Company  Act").  Main Street Fund will preserve the name to  "Oppenheimer  Main Street Fund"  following  the
Reorganization.

      Main Street Fund's investment objective is to seek a
high total return. Main Street Fund invests mainly in
common stocks of U.S. companies of different capitalization
ranges, presently focusing on large-capitalization
issuers.  It also can buy debt securities, such as bonds
and debentures, but does not currently emphasize these
investments.

This Prospectus and Proxy Statement gives  information about
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Main  Street  Fund that you should  know  before  investing.
You should  retain it for future  reference.  A Statement of
Additional   Information   relating  to  the  Reorganization
described  in this  Prospectus  and Proxy  Statement,  dated
June  12,  2003,   (the  "Proxy   Statement  of   Additional
Information")   has  been  filed  with  the  Securities  and
Exchange  Commission  ("SEC")  as part  of the  Registration
Statement on Form N-14 (the  "Registration  Statement")  and
is  incorporated  herein  by  reference.  You may  receive a copy by writing  request to the Transfer Agent or by calling
toll-free  as  detailed   above.   The  Proxy  Statement  of
Additional  Information  includes the  following  documents:
(i) Annual and  Semi-Annual  Reports dated July 31, 2002 and
January 31, 2003,  respectively,  of Trinity Core Fund; (ii)
the Annual and  Semi-Annual  Reports  dated  August 31, 2002 and  February 28,  2003,  respectively  of Main Street Fund;
(iii) the  Prospectus  of Trinity Core Fund dated  September
24,  2002  as  supplemented   November  1,  2002;  (iv)  the
Statement  of  Additional  Information  of Trinity Core Fund
dated  September 24, 2002 as revised  October 15, 2002,  and as supplemented  January 2, 2003 and March 31, 2003; (v) the
Statement  of  Additional  Information  of Main  Street Fund
dated October 23, 2002, as supplemented April 30, 2003.

      The  Prospectus  of Main Street Fund dated October 23,
2002,  as  supplemented  April 30, 2003,  is attached to and considered  a part of this  Prospectus  and Proxy  Statement and is intended to provide you with  information  about Main
Street Fund.

      The following  documents  have been filed with the SEC
and are  available  without  charge upon written  request to
OppenheimerFunds  Services  (the  "Transfer  Agent")  or  by
calling the toll-free  number shown above:  (i) a Prospectus
for  Trinity  Core  Fund,   dated  September  24,  2002,  as
supplemented   November  1,  2002;   (ii)  a  Statement   of
Additional   Information   for  Trinity  Core  Fund,   dated
September  24, 2002,  as revised  October 15,  2002,  and as supplemented  January 2, 2003 and March 31, 2003;  and (iii)
a Statement of Additional  Information for Main Street Fund,
dated October 23, 2002, as supplemented April 30, 2003.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not  insured  or  guaranteed  by the  Federal
Deposit Insurance  Corporation or any other U.S.  government
agency.   Mutual  fund  shares  involve   investment   risks
including the possible loss of principal.

This Prospectus and Proxy Statement is dated June 12, 2003.

                     TABLE OF CONTENTS
          COMBINED PROSPECTUS AND PROXY STATEMENT

Page
----
Synopsis
      What    am    I    being    asked    to    vote    on? ..............   6
      What are the general tax consequences of the Reorganization?.........   7
Comparisons of Some Important Features
      How do the investment objectives and policies of the Funds compare?...  7
      Who manages the Funds?................................................. 8
      What are the fees and  expenses of each Fund and those

      Purchases,  Redemptions,   Exchanges  and  other Shareholder Services. 21
      Dividends and Distributions .........................................  21
      What are the Principal  Risks of an Investment in Main Street Fund?.   21
Reasons for the Reorganization
Information about the Reorganization

      What  should I know  about  Class A, Class B, Class C,
      Class  N and  Class Y  shares  of  Main  Street  Fund? .............   25
      What are the  capitalizations  of the  Funds  and what
      might the capitalizations be after the Reorganization?...............  25
Comparison of Investment Objectives and Policies
      Are  there any  significant  differences  between  the

      How do the Account Features and Shareholder Services

Voting Information
      How many votes are necessary to approve the Reorganization Agreement?..33

Information about Main Street Fund
Information about Trinity Core Fund
Principal Shareholders
Exhibit  A -  Agreement  and Plan of  Reorganization  by and
between  Oppenheimer Trinity Core Fund, and Oppenheimer Main
Street Fund

Enclosures:
Prospectus of Oppenheimer Main Street Fund, dated October
23, 2002, as supplemented April 30, 2003.
Annual Report of Main Street Fund dated August 31, 2002.

                          SYNOPSIS

      This  is  only  a  summary  and  is  qualified  in its
entirety by the more  detailed  information  contained in or incorporated  by  reference  in this  Prospectus  and  Proxy
Statement  and  by the  Reorganization  Agreement  which  is
attached  as  Exhibit  A.   Shareholders   should  carefully
review  this   Prospectus   and  Proxy   Statement  and  the
Reorganization   Agreement   in  their   entirety   and,  in
particular,  the  current  Prospectus  of Main  Street  Fund which  accompanies  this  Prospectus and Proxy Statement and is incorporated herein by reference.

      Shareholders    of   Trinity    Core   Fund    holding
certificates  representing their shares will not be required to  surrender  their  certificates  in  connection  with the reorganization.  However,  former  shareholders  of  Trinity
Core Fund whose shares are represented by outstanding  share certificates  will not be  allowed to  redeem,  transfer  or pledge  shares  of Main  Street  Fund  they  receive  in the
Reorganization   until  the  exchanged   Trinity  Core  Fund
certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your  Fund's  investment  manager,   OppenheimerFunds,
Inc.  (the  "Manager"),  proposed to the Board of Trustees a reorganization  of your Fund,  Trinity  Core Fund,  with and into Main Street Fund so that  shareholders  of Trinity Core
Fund may become shareholders of a substantially  larger fund advised  by  the  same  investment  advisor  with  generally
historically   comparable   performance,    and   investment
objectives,  policies,  and strategies very similar to those of their  current Fund.  In addition,  portfolio  management of the surviving  Main Street Fund will be the same one that manages  Trinity Core Fund.  The Board also  considered  the fact that the  surviving  fund has the  potential  for lower
overall   operating   expenses.   In  addition,   the  Board
considered  that both  Funds have Class A, Class B, Class C,
Class N and Class Y shares  offered  under  identical  sales charge  arrangements.  The Board  also  considered  that the
Reorganization  would  be  a  tax-free  reorganization,  and there  would be no sales  charge  imposed in  effecting  the
Reorganization.   In   addition,   due  to  the   relatively
moderate  costs of the  reorganization,  the  Boards of both
Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  reorganization  of Trinity  Core Fund with and into
Main Street Fund is  recommended by the Manager based on the fact that both Funds have very similar investment  policies, practices and objectives.

      At a  meeting  held on April  17,  2003,  the Board of
Trustees  of Trinity  Core Fund  approved  a  reorganization transaction that will, if approved by  shareholders,  result in the  transfer  of the net assets of Trinity  Core Fund to
Main Street  Fund,  in exchange for an equal value of shares of Main  Street  Fund.  The shares of Main  Street Fund will then be  distributed to Trinity Core Fund  shareholders  and
Trinity  Core  Fund will be  liquidated.  As a result of the
Reorganization,  you  will  cease  to  be a  shareholder  of
Trinity  Core  Fund and will  become a  shareholder  of Main
Street Fund.  This  exchange  will occur on the Closing Date
(as  such  term is  defined  in the  Agreement  and  Plan of
Reorganization   attached   hereto  as  Exhibit  A)  of  the
Reorganization.

      Approval of the Reorganization  means you will receive
Class A shares  of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class A shares  of
Trinity Core Fund;  Class B shares of Main Street Fund equal in  value  to the  value  as of the  Valuation  Date of your
Class B shares of Trinity Core Fund;  Class C shares of Main
Street Fund equal in value to the value as of the  Valuation
Date of your  Class C shares of Trinity  Core Fund;  Class N shares of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class N shares  of  Trinity
Core Fund;  and Class Y shares of Main  Street Fund equal in value as of the  Valuation  Date of your  Class Y shares  of
Trinity Core Fund.  The shares you receive will be issued at net asset value  without a sales  charge or the payment of a contingent  deferred sales charge ("CDSC")  although if your shares of  Trinity  Core Fund are  subject  to a CDSC,  your
Main Street  Fund shares will  continue to be subject to the same CDSC applicable to your shares.

      For the  reasons  set  forth in the  "Reasons  for the
Reorganization"  section, the Board of Trinity Core Fund has determined that the  Reorganization is in the best interests of the shareholders of Trinity Core Fund.

       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of Trinity Core Fund
who are U.S.  citizens  will not  recognize any gain or loss for  federal  income  tax  purposes,  as  a  result  of  the exchange  of their  shares for shares of Main  Street  Fund.
You should, however,  consult your tax advisor regarding the effect,  if any,  of the  Reorganization  in  light  of your individual  circumstances.  You should also consult your tax advisor about state and local tax consequences.  For further
information    about   the   tax    consequences    of   the
Reorganization,   please  see  the  "Information  About  the
Reorganization--What   are  the  Tax   Consequences   of  the
Reorganization?"

           COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds
compare?

      Trinity  Core Fund and Main Street  Fund have  similar
investment   objectives.   Trinity  Core  Fund's  investment
objective  is to seek  long-term  growth  of  capital.  Main
Street Fund's  investment  objective is to seek a high total return.  In seeking  their  investment  objectives,  Trinity
Core Fund and Main Street Fund  utilize a similar  investing strategy.  Trinity Core Fund  invests in common  stocks that are  included in the S&P 500.  Main  Street  Fund  currently invests  mainly  in  common  stocks  of  U.S.  companies  of
different   capitalization  ranges,  presently  focusing  on
large-capitalization  issuers. Both funds are managed with a quantitative  investment  process.  Both  Funds  invest in a similar  universe of  companies,  although Main Street has a larger potential investment universe.

      Please refer to the Annual and Semi-Annual  Reports of
both Funds for a complete  listing  of the  investments  for each Fund.

Who Manages the Funds?

      The day-to-day  management of the business and affairs
of each Fund is the  responsibility of the Manager.  Trinity
Core Fund is an open-end diversified  investment  management company with an  unlimited  number of  authorized  shares of beneficial  interest  organized as a Massachusetts  business trust on May 6, 1999.  It commenced  operations on September
1,  1999.  Trinity  Core  Fund is  governed  by a  Board  of
Trustees,  which is responsible for protecting the interests of shareholders  under  Massachusetts law. Trinity Core Fund is  located  at 498  Seventh  Avenue,  New  York,  New  York
10018.

      Main Street Fund, a series of Oppenheimer  Main Street
Funds,   Inc.  is  an   open-end,   diversified   investment
management  company with an unlimited  number of  authorized shares  of  beneficial  interest  organized  as  a  Maryland
Corporation  on September 30, 1996. It commenced  operations on  February  3, 1988.  Main  Street  Fund is  governed by a
Board of Trustees,  which is responsible  for protecting the interests of  shareholders  under  Massachusetts  law.  Main
Street Fund is located at 498 Seventh Avenue,  New York, New
York 10018.

      The Manager,  located at 498 Seventh Avenue, New York,
New York 10018,  acts as  investment  advisor to both Funds.
The Manager has engaged a  Sub-Advisor,  Trinity  Investment
Management   Corporation,   to  select  securities  for  the
portfolio  of  Trinity   Core  Fund.   The  members  of  the
portfolio  management team for Trinity Core Fund, Blake Gall and Daniel  Burke,  are employees of the  Sub-Advisor.  They have  been the  portfolio  managers  for the Fund  since the
Fund's commencement of operations on September 1, 1999.

      The  portfolio  managers  for  Main  Street  Fund  are
Charles  Albers and  Nikolaos  Monoyios.  Charles  Albers is
Senior Vice President  (since April 1998) of the Manager;  a
Certified  Financial Analyst;  an officer of 6 portfolios in the OppenheimerFunds  complex; and formerly a Vice President and portfolio  manager for Guardian Investor  Services,  the
investment   management  subsidiary  of  The  Guardian  Life
Insurance  Company from 1972 to 1998.  Nikolaos  Monoyios is
Vice  President of the Manager  since April 1998; an officer
of  4  portfolios  in  the   OppenheimerFunds   complex;   a
Certified  Financial Analyst;  and formerly a Vice President and portfolio  manager for Guardian Investor  Services,  the
investment   management  subsidiary  of  The  Guardian  Life
Insurance Company from 1979 to 1998.

      Additional   information   about  the  Funds  and  the
Manager  is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the  Fees  and  Expenses  of each  Fund  and  those expected after the Reorganization?

      Trinity  Core  Fund and Main  Street  Fund  each pay a
variety  of  expenses   directly  for  management  of  their
assets,  administration and distribution of their shares and other  services.  Those  expenses are  subtracted  from each
Fund's  assets to calculate  the fund's net asset values per
share.   Shareholders   pay   these   expenses   indirectly.
Shareholders  pay  other  expenses  directly,  such as sales charges.

The  following  tables are  provided to help you  understand and compare the fees and  expenses of investing in shares of
Trinity  Core Fund with the fees and  expenses of  investing in shares of Main  Street  Fund.  The pro forma  expenses of the  surviving  Main  Street  Fund  show  what  the fees and expenses  are  expected  to be after  giving  effect  to the
Reorganization.

                         FEE TABLE
           For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class A shares      Class A Shares       Street Fund Class
                                                                A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.25%                0.25%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.06%               0.28%                0.28%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.03%               0.99%                0.99%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class B shares      Class B Shares       Street Fund Class
                                                                B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.13%               0.33%                0.33%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.88%               1.79%                1.79%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Core Fund   Main Street Fund    Surviving Main
                       Class C Shares      Class C Shares      Street Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.98%               0.29%               0.29%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.73%               1.75%               1.75%

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class N shares      Class N Shares       Street Fund Class
                                                                N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.63%               0.12%               0.12%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.88%               1.08%               1.08%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class Y Shares      Class Y Shares       Street Fund Class
                                                                Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.45%               0.45%               0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.20%               0.91%               0.91%
-----------------------------------------------------------------------------------

Note:  Expenses may vary in future years.
1. A   contingent   deferred   sales  charge  may  apply  to
redemptions  of  investments of $1 million or more ($500,000 for retirement  plan  accounts) of Class A shares.  See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions  within  the  first  year  after purchase.  The contingent  deferred sales charge declines to
1% in the sixth year and is eliminated after that.
3.    Applies  to  shares   redeemed  within  12  months  of
   purchase.
4.    Other  Expenses   include   transfer  agent  fees  and
   custodial, accounting and legal expenses.
5.    Applies  to  shares   redeemed  within  18  months  of
   retirement plan's first purchase of Class N shares.

Examples

      These  examples below are intended to help you compare
the  cost  of  investing  in  each  Fund  and  the  proposed
surviving  Main  Street  Fund.   These  examples  assume  an
annual return for each class of 5%, the  operating  expenses described  above  and  reinvestment  of your  dividends  and distributions.

      Your  actual  costs  may be  higher  or lower  because
expenses will vary over time.  For each $10,000  investment, you would pay the following  projected  expenses if you sold your  shares  after the  number of years  shown or held your shares  for the  number  of years  show  without  redeeming, according to the following examples.

12 Months Ended 3/31/03
-----------------------
                     Trinity Core Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $791            $1,192          $1,718         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $376            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $291            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                     Trinity Core Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $291            $892            $1,518         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $276            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $191            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                      Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                      Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

            Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

            Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------
In the "If shares are redeemed"  examples,  expenses include the  initial  sales  charge  for Class A and the  applicable
Class  B,  Class C and  Class N  contingent  deferred  sales charge.  In the "If shares are not  redeemed"  example,  the
Class A expenses include the intial sales charge,  but Class
B,  Class  C  and  Class  N  expenses  do  not  include  the contingent deferred sales charges.
1 Class B  expenses  for  years 7  through  10 are  based on
Class  A  expenses,   since  Class  B  shares  automatically
convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information for both Main Street Fund and
Trinity  Core  Fund is set forth in each  Fund's  Prospectus under  the  section  "The  Fund's  Past  Performance."  Main
Street Fund's  Prospectus  accompanies  this  Prospectus and
Proxy Statement and is incorporated by reference.

      The  financial  statements  of Main  Street  Fund  and
additional  information  with  respect  to  its  performance during its fiscal  year ended  August 31,  2002 (and the six
month   semi-annual   period  ended   February  28,   2003),
including a discussion of factors that  materially  affected its  performance  and  relevant  market  conditions,  is set forth in Main Street Fund's Annual and  Semi-Annual  Reports
dated  as  of  August  31,  2002  and   February  28,  2003,
respectively,  that are  included in the Proxy  Statement of
Additional    Information   and   incorporated   herein   by
reference.  These documents are available upon request.  See section entitled "Information About Main Street Fund."

      The  financial  statements  of  Trinity  Core Fund and
additional   information   with   respect   to  the   Fund's
performance  during its fiscal year ended July 31, 2002 (and the six month  semi-annual  period ended  January 31, 2003), including a discussion of factors that  materially  affected its  performance  and  relevant  market  conditions,  is set forth in Trinity Core Fund's Annual and Semi-Annual  Reports
dated  as  of  July  31,   2002  and   January   31,   2003,
respectively,  that are  included in the Proxy  Statement of
Additional    Information   and   incorporated   herein   by
reference.  The Annual  Report is enclosed  herewith and the
Semi-Annual  Report is  available  on  request.  See section entitled "Information About Trinity Core Fund."

How have the Funds performed?

      The following past  performance  information  for each
Fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each Fund as of December
31st for each of the full  calendar  years since each Fund's inception;  and (ii) a table showing how the average  annual total returns of each Funds'  shares,  both before and after taxes,  compare to those of a borad-based  market index. The after-tax  returns  are show for Class A shares of each Fund
only  and  are  calculated  using  the  historical   highest
individual  federal  marginal  income  tax  rates in  effect during the  periods  show,  and do not reflect the impact of state or local taxes.  The  after-tax  returns for the other classes of shares will vary.  In certain  cases,  the figure representing  "Return After Taxes on Distributions  and Sale of Fund Shares" may be higher than the other return  figures for the same period.  A higher after-tax return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The
after-tax   returns   are   calculated   based  on   certain
assumptions   mandated   by   regulation   and  your  actual
after-tax returns may differ from those shown,  depending on your  individual  tax situation.  The after-tax  returns set forth  below are not  relevant to  investors  who hold their
fund  shares  through  tax-deferred   arrangements  such  as
401(k)  plans  or IRAs  or to  institutional  investors  not subject to tax. The Fund's past investment  performance both before and after taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns  for  Oppenheimer  Trinity  Core Fund
(Class A)(as of 12/31)

Sales charges are not included in the calculations of
return in this bar chart, and if those charges were
included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative
return (not annualized) for Class A shares before taxes was
-2.76%.
During the period shown in the bar chart, the highest
return for Oppenheimer Trinity Core Fund (not annualized)
for a calendar quarter was 10.78% (4Q'01) and the lowest
return (not annualized) for a calendar quarter was -17.99%
(3Q'02).

Annual Total Returns for Oppenheimer Main Street Fund
(Class A)(as of 12/31)

Sales charges are not included in the calculations of
return in this bar chart, and if those charges were
included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative
return (not annualized) for Class A shares before taxes was
-3.31%. During the period shown in the bar chart, the
highest return for Oppenheimer Main Street Fund (not
annualized) for a calendar quarter was 22.06% (4Q'98) and
the lowest return (not annualized) for a calendar quarter
was -16.50% (3Q'02).

--------------------------------------------------------------------------------
Trinity Core Fund                        Past       Past 5 years Past 10-years
                                           1-year       (or           (or
                                                    life-of-classlife-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes        -26.99%     -13.51%         N/A
(inception 9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes         -26.99%     -13.52%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on      -16.44%     -10.41%         N/A
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 8/31/99)              -22.09%     -10.25%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class B  (inception  -27.06%     -13.50%         N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class C  (inception  -24.05%     -12.70%         N/A
9/17/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class N  (inception  -23.39%     -15.70%         N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class Y  (inception  -22.08%     -11.09%         N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes        -24.05%      -1.70%        8.89%
(inception 2/3/88)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes         -24.27%      -2.68%        7.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on      -14.65%      -1.25%        6.98%
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)             -22.09%      -0.58%        9.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund Class B (inception       -20.06%      -1.60%        7.07%*
10/3/94)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund Class C (inception       -20.00%      -1.27%        6.66%*
12/1/93)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -19.48%     -13.75%*        N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -19.29%      -0.34%        4.36%*
11/1/96)
--------------------------------------------------------------------------------
*Or life-of-class

Average  annual  total  returns for the Funds for the period ended March 31, 2003 are as follows:

---------------------------------------------------------------------------------
                                         Past       Past 5-years  Past 10 years
                                           1-year   (or           (or
                                                    life-of-class)life-of-class)
Trinity Core Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class A (inception      -24.76%      -3.06%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 8/31/99)            -24.75%      -3.76%        -10.38%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class B (inception      -25.21%      -3.80%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class C (inception      -25.27%      -3.79%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class N (inception      -24.67%   -13.67%*           N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity  Core  Fund  Class Y  (inception  -24.22%      -2.89%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class A (inception       -23.03%      -3.06%         8.31%
2/3/88)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 12/31/98)           -24.75%      -3.76%         8.53%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class B (inception       -23.66%      -3.80%         6.34%*
10/3/94)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class C (inception       -23.63%      -3.79%         6.07%*
12/1/93)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -23.14%     -13.67%*         N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -22.94%      -2.89%         3.65%*
11/1/96)
---------------------------------------------------------------------------------
*Or life-of-class.
The Funds' average annual total returns in the table
include the applicable sales charges: for Class A shares of
each Fund, the current maximum initial sales charge is
5.75%; for Class B shares of Oppenheimer Trinity Core Fund,
the contingent deferred sales charges is 5% (1-year), 3%
(3-years) and 3% (life-of-class); for Class B shares of
Oppenheimer Main Street Fund, the contingent deferred sales
charges of 5% (1-year), 3% (3-years) and 2% (5 years); and
for Class C and Class N of each fund, the 1% contingent
deferred sales charge for the 1-year period. Because Class
B shares convert to Class A shares 72 months after
purchase, Class B "life-of-class" performance does not
include the contingent deferred sales charge and uses Class
A performance for the period after conversion. There is no
sales charge on Class Y shares.  The Funds' returns measure
the performance of a hypothetical account and assume that
all dividends and capital gains distributions have been
reinvested in additional shares. The performance of the
Funds' Class A shares is compared to the S&P 500 Index, an
unmanaged index of equity securities. Index performance
reflects the reinvestment of income but does not consider
the effect of transaction costs, fees, expenses or taxes.
The Funds may have investments that vary from those in the
index.

  What are other Key Features of the Funds?

                The  description  of certain key features
of  the  Funds  below  is  supplemented  by  each  Fund's
Prospectus  and  Statement  of  Additional   Information,
which are incorporated by reference.

      Investment  Management and Fees - The Manager  manages
the  assets  of  both  Funds  and  makes  their   respective
investment   decisions.   Both   Funds   obtain   investment
management  services from the Manager according to the terms of management  agreements that are substantially  identical.
Under the management agreements,  each Fund pays the Manager an advisory fee at the following  rates that decline as each
Fund's assets grow:

---------------------------------------------------------------------------------
           Trinity Core Fund                        Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million          0.65% of the first $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million          0.60% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.55% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million          0.45% in excess of $500 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      0.60% in excess of $800 million
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for  Trinity  Core  Fund  for the
twelve  months ended March 31, 2003 was 0.75% of the average annual net assets for each class of shares.  The  management fee for Main Street Fund for the twelve  months  ended March
31,  2003 was 0.46% of the  average  annual  net  assets for each  class of  shares.  The  12b-1  distribution  plans for both Funds are substantially  similar.  However,  the "Other
Expenses" the Funds incurred,  including transfer agent fees
and   custodial,   accounting  and  legal   expenses,   have
differed,  with Main Street  Fund's "Other  Expenses"  being less than those of Trinity  Core Fund  because  Main  Street
Fund is a significantly larger fund.

---------------------------------------------------------------------------------
                 Management Fee  Distribution     Other Expenses Total Annual
                                 and/or 12b-1                    Operating
                                 Fees                            Expense
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity     Core 0.75%           0.22%1           1.06%          2.03%
Fund   Class   A
shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main      Street 0.46%           0.25%1           0.28%          0.99%
Fund   Class   A
Shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Pro Forma -      0.46%           0.25%            0.28%          0.99%
Combined at
3/31/03
---------------------------------------------------------------------------------
"Other Expenses"  include transfer agent fees and custodial, accounting  and legal  expenses the Funds pay. This chart is for illustrative purposes only.
1. Class A shares  12b-1 fee is not full 25 basis points due to monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for Main Street Fund
on  March  31,  2003  were  $9,831,860,565  as  compared  to
$7,750,176  for  Trinity  Core  Fund.   Effective  upon  the
Closing of the  Reorganization,  the management fee rate for
Main Street  Fund is expected to be 0.46% of average  annual net  assets  based on  combined  assets  of the  Funds as of
March 31, 2003.  Additionally,  the "Other  Expenses" of the
surviving  Fund are  expected  to be the same as the  "Other
Expenses" of Main Street Fund.

      For a detailed  description of each Fund's  investment
management   agreement,   see  the  section  below  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Transfer  Agency  and  Custody  Services  - Both Funds
receive  shareholder  accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent  and  dividend  paying  agent.  It acts  on an  annual per-account  fee  basis  for both  Funds.  The  terms of the transfer agency  agreement for both Funds are  substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Core
Fund and Main Street Fund. They are located at 399 Park
Avenue, New York, New York 10043.

      Distribution Services - OppenheimerFunds  Distributor,
Inc. (the "Distributor")  acts as the principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Both Funds have adopted a Service Plan and  Agreement  under
Rule 12b-1 of the  Investment  Company Act for their Class A shares.  The Service Plan provides for the  reimbursement to
OppenheimerFunds Distributor, Inc. (the "Distributor"),  for
a  portion  of its costs  incurred  in  connection  with the personal  service  and  maintenance  of  accounts  that hold
Class A shares of the  respective  Funds.  Under the Class A
Service Plans,  reimbursement is made quarterly at an annual rate that may not  exceed  0.25% of the  average  annual net assets  of  Class A  shares  of the  respective  Funds.  The
Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other  financial  institutions quarterly for providing  personal service and maintenance of accounts of their  customers that hold Class A shares of the respective Funds.

      Both  Funds  have  adopted  Distribution  and  Service
Plans and  Agreements  under  Rule  12b-1 of the  Investment
Company  Act for Class B, Class C and Class N shares.  These plans  compensate the Distributor for its services and costs in connection with the  distribution of Class B, Class C and
Class N shares and the personal  service and  maintenance of shareholder  accounts.  Under each Class B and Class C Plan, the Funds  pay the  Distributor  a service  fee at an annual
rate  of  0.25%  of   average   annual  net  assets  and  an
asset-based  sales  charge  at an  annual  rate of  0.75% of average  annual  net  assets.  Under  each  Class N Plan the
Funds pay the  Distributor  a service  fee at an annual rate of 0.25% of average  annual  net  assets and an  asset-based sales  charge at an annual  rate of 0.25% of average  annual net  assets.  All fee  amounts  are  computed on the average annual  net assets of the class  determined  as of the close of each regular  business day of each Fund. The  Distributor uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and maintenance of accounts of their  customers that hold shares of the Funds.  The Class B and Class N  asset-based  sales  charge is  retained  by the
Distributor.  After the first year,  the Class C asset-based sales  charge  is paid to the  broker-dealer  as an  ongoing concession for shares that have been  outstanding for a year or more.  The terms of the  Funds'  respective  Distribution and Service Plans are substantially similar.

      For   a   detailed    description   of   each   Fund's
distribution-related  services, see the section below titled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder   Services   -  Both   Funds   have   the   same
requirements  and restrictions in connection with purchases, redemptions  and  exchanges.  In  addition,  each  Fund also
offers  the  same  types  of  shareholder   services.   More
detailed  information   regarding  purchases,   redemptions,
exchanges  and  shareholder  services  can be found below in
the  section   below  titled   "Comparison   of   Investment
Objectives  and  Policies - How do the Account  Features and
Shareholder Services for the Funds Compare?"

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net investment  income  annually  and  pay  those  dividends  to shareholders  in December on a date selected by the Board of each Fund.

      For a detailed  description  of each Fund's  policy on
dividends  and  distributions,   see  the  section  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

What are the Principal Risks of an Investment in Main
Street Fund?

      As with most  investments,  investments in Main Street
Fund and Trinity  Core Fund involve  risks.  There can be no guarantee  against  loss  resulting  from an  investment  in either  Fund,  nor can there be any  assurance  that  either
Fund  will  achieve  its  investment  objective.  The  risks associated  with an  investment  in each  Fund are  similar.
Because  both  Funds  invest  primarily  in  stocks  of U.S.
companies,  the  value  of  each  Fund's  portfolio  will be affected by changes in the U.S.  stock  markets.  The prices of individual  stocks do not all move in the same  direction uniformly  at the  same  time  and the  volatility  of their prices at times may be great. A particular  company's  stock price  can  be  affected  by,  among  other  things,  a poor earnings report,  loss of major customers,  major litigation against the company,  or changes in  government  regulations affecting the company or its industry.

      For more  information  about the  risks of the  Funds,
see "What are the Main Risks  Associated with Investments in the Funds?"  under the  heading  "Comparison  of  Investment
Objectives and Policies."

               REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees of Trinity  Core
Fund held April 17, 2003,  the Board  considered  whether to
approve  the  proposed   Reorganization   and  reviewed  and
discussed  with the Manager and  independent  legal  counsel the  materials  provided  by  the  Manager  relevant  to the proposed  Reorganization.  Included  in  the  materials  was
information   with   respect   to  the   Funds'   respective
investment   objectives  and  policies,   management   fees,
distribution fees and other operating  expenses,  historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that
Trinity  Core  Fund  is  a  relatively   smaller  fund  with
approximately  $7,750,176  in net  assets  as of  March  31,
2003. The Board  anticipates that Trinity Core Fund's assets
will  not  increase   substantially  in  size  in  the  near
future.  In comparison,  Main Street Fund had  approximately
$9,831,860,565  in net  assets as of March 31,  2003.  After the  Reorganization,  the  shareholders of Trinity Core Fund
would  become   shareholders   of  a  larger  fund  that  is
anticipated  to have lower overall  operating  expenses than
Trinity   Core  Fund.   Economies   of  scale  may   benefit
shareholders of Trinity Core Fund.

      The Board  considered  the fact that both  Funds  have
similar  investment  objectives.   Additionally,  the  Board
considered  that both Funds invest a substantial  portion of their assets in common stocks of U.S. companies.

      The Board  noted that Main  Street  Fund's  management
fee is currently  lower than that of Trinity Core Fund.  The
Board also  considered  that Main Street Fund's  performance has been slightly better than that of Trinity Core Fund.

      The Board  also  considered  that the  procedures  for
purchases,  exchanges  and  redemptions  of  shares  of both
Funds  are  identical  and that  both  Funds  offer the same investor services and options.

      The Board also  considered the terms and conditions of
the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the
Reorganization is expected to be a tax-free  reorganization.
The Board  concluded that Trinity Core Fund's  participation in the  transaction is in the best interests of the Fund and that the  Reorganization  would not result in a dilution  of the  interests  of  existing  shareholders  of Trinity  Core
Fund.

      After  consideration  of the above  factors,  and such
other factors and  information  as the Board of Trinity Core
Fund deemed relevant,  the Board, including the Trustees who are not  "interested  persons" (as defined in the Investment
Company  Act) of either  Trinity  Core  Fund or the  Manager
(the  "Independent  Trustees"),   unanimously  approved  the
Reorganization  and the  Reorganization  Agreement and voted to  recommend  its approval to the  shareholders  of Trinity
Core Fund.

      The Board of Main  Street  Fund also  determined  that
the  Reorganization was in the best interests of Main Street
Fund and its  shareholders and that no dilution would result to those  shareholders.  Main  Street Fund  shareholders  do not vote on the  Reorganization.  The  Board of Main  Street
Fund,  including  the  Independent   Trustees,   unanimously
approved   the   Reorganization   and   the   Reorganization
Agreement.

      For the reasons  discussed above, the Board, on behalf
of  Trinity  Core  Fund,  recommends  that  you vote FOR the
Reorganization  Agreement.  If  shareholders of Trinity Core
Fund  do  not  approve  the  Reorganization  Agreement,  the
Reorganization will not take place.

            INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Reorganization  Agreement. You should read the actual form of Reorganization  Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity Core Fund approve the
Reorganization   Agreement,  the  Reorganization  will  take
place after  various  conditions  are  satisfied  by Trinity
Core  Fund and  Main  Street  Fund,  including  delivery  of certain documents.  The closing date is presently  scheduled for  August 29,  2003 and the  Valuation  Date is  presently scheduled for August 28, 2003.

      If  shareholders  of  Trinity  Core Fund  approve  the
Reorganization Agreement,  Trinity Core Fund will deliver to
Main Street Fund  substantially  all of its netassets on the closing  date.  In  exchange,  shareholders  of Trinity Core
Fund will  receive  Class A,  Class B,  Class C, Class N and
Class Y Main  Street  Fund shares that have a value equal to the dollar  value of the assets  delivered  by Trinity  Core
Fund to Main  Street  Fund.  Trinity  Core Fund will then be liquidated  and its  outstanding  shares will be  cancelled.
The  stock  transfer  books of  Trinity  Core  Fund  will be
permanently   closed  at  the  close  of   business  on  the
Valuation  Date. Only  redemption  requests  received by the
Transfer  Agent in  proper  form on or  before  the close of business on the Valuation  Date will be fulfilled by Trinity
Core  Fund.  Redemption  requests  received  after that time will be considered  requests to redeem shares of Main Street
Fund.

      Shareholders  of  Trinity  Core  Fund who  vote  their
Class A,  Class B,  Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be  electing in effect to redeem  their shares of Trinity Core Fund at net asset value on the Valuation  Date,  after Trinity Core Fund subtracts a cash  reserve,  and  reinvest the proceeds in Class A, Class
B, Class C, Class N and Class Y shares of Main  Street  Fund at  net  asset  value.  The  cash  reserve  is  that  amount retained by Trinity Core Fund which is deemed  sufficient in the  discretion  of the Board for the  payment of the Fund's outstanding  debts and expenses of liquidation.  Main Street
Fund is not  assuming  any debts of Trinity Core Fund except debts for unsettled securities  transactions and outstanding dividend  and  redemption  checks.  Trinity  Core  Fund will recognize  capital  gain or loss on any  sales of  portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year
after the Closing Date,  Trinity Core Fund shall: (a) either pay or make  provision  for all of its debts and taxes;  and
(b) either (i)  transfer  any  remaining  amount of the cash reserve to Main Street  Fund,  if such  remaining  amount is not  material  (as defined  below) or (ii)  distribute  such remaining  amount to the  shareholders  of Trinity Core Fund who were  shareholders  on the Valuation Date. The remaining amount  shall be deemed to be  material  if the amount to be distributed,  after deducting the estimated  expenses of the distribution,  equals or  exceeds  one cent per share of the number  of  Trinity  Core  Fund  shares  outstanding  on the
Valuation  Date.  If the cash  reserve  is  insufficient  to satisfy any of Trinity Core Fund's liabilities,  the Manager
will  assume   responsibility   for  any  such   unsatisfied
liability.  Within one year after the Closing Date,  Trinity
Core Fund will complete its liquidation.

      Under the  Reorganization  Agreement,  either  Trinity
Core Fund or Main Street Fund may abandon and  terminate the
Reorganization  Agreement  for any reason and there shall be no liability for damages or other recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds  terminates this Agreement  without  reasonable cause, it shall,  upon demand,  reimburse the other Fund for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the extent  permitted  by law,  the Funds may agree
to amend the  Reorganization  Agreement without  shareholder approval.  They may also agree to terminate  and abandon the
Reorganization   at  any  time  before  or,  to  the  extent
permitted  by law,  after the  approval of  shareholders  of
Trinity Core Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing the proxies and this
Prospectus  and  Proxy  Statement  will be borne by  Trinity
Core Fund. The Funds will bear the cost of their  respective tax opinions.  Any documents  such as existing  prospectuses or annual  reports that are included in the proxy mailing or at a  shareholder's  request  will  be a cost  of  the  Fund issuing  the  document.  Any  other  out-of-pocket  expenses associated  with  the  Reorganization  will  be  paid by the
Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The   Reorganization  is  intended  to  qualify  as  a
tax-free  reorganization  for  federal  income tax  purposes under  Section  368(a)(1)  of the  Internal  Revenue Code of
1986,  as  amended.   Based  on  certain   assumptions   and
representations  received  from  Trinity  Core Fund and Main
Street  Fund,  it is expected to be the opinion of KPMG LLP, tax  advisor to  Trinity  Core Fund,  that  shareholders  of
Trinity  Core Fund will not  recognize  any gain or loss for federal  income tax  purposes as a result of the exchange of their  shares  for  shares  of Main  Street  Fund,  and that shareholders  of Main  Street  Fund will not  recognize  any gain or loss upon  receipt of Trinity  Core  Fund's  assets.
If this type of tax  opinion  is not  forthcoming,  the Fund may still  choose  to go  forward  with the  reorganization, pending shareholder approval.  In addition,  neither Fund is expected  to  recognize  a gain or loss as a  result  of the
Reorganization.

      Immediately prior to the Valuation Date,  Trinity Core
Fund  will pay a  dividend  which  will  have the  effect of distributing  to Trinity  Core  Fund's  shareholders  all of
Trinity Core Fund's net  investment  company  taxable income for taxable  years  ending on or prior to the  Closing  Date
(computed  without  regard to any  deduction  for  dividends paid) and all of its net capital gains, if any,  realized in taxable  years ending on or prior to the Closing Date (after reduction  for any  available  capital loss  carry-forward).
Such  dividends  will be included  in the taxable  income of
Trinity  Core Fund's  shareholders  as  ordinary  income and capital gain, respectively.

      You will continue to be  responsible  for tracking the
purchase  cost and holding  period of your shares and should consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should also  consult your tax advisor as to state and local and other tax  consequences,  if any,  of the  Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N
and Class Y shares of Main Street Fund?

      The   rights  of   shareholders   of  both  Funds  are
substantially  the same.  Class A, Class B, Class C, Class N
and/or   Class  Y  shares  of  Main   Street  Fund  will  be
distributed  to  shareholders  of Class A, Class B, Class C,
Class  N  and/or  Class  Y  shares  of  Trinity  Core  Fund, respectively,  in connection with the  Reorganization.  Each share will be fully paid and nonassessable  when issued will
have  no  preemptive  or  conversion   rights  and  will  be
transferable  on the books of Main Street Fund.  Each Fund's
Declaration  of Trust  contains  an  express  disclaimer  of
shareholder   or   Trustee    liability   for   the   Fund's
obligations,    and   provides   for   indemnification   and
reimbursement  of  expenses  out of  its  property  for  any shareholder  held  personally  liable  for its  obligations.
Neither Fund permits  cumulative  voting. The shares of Main
Street  Fund  will  be  recorded   electronically   in  each
shareholder's  account.  Main  Street  Fund will then send a confirmation  to each  shareholder.  Shareholders of Trinity
Core Fund  holding  certificates  representing  their shares will not be  required to  surrender  their  certificates  in
connection   with  the   reorganization.   However,   former
shareholders   of  Trinity   Core  Fund  whose   shares  are
represented by outstanding  share  certificates  will not be allowed to redeem,  transfer or pledge  class shares of Main
Street  Fund they  receive in the  Reorganization  until the exchanged  Trinity Core Fund certificates have been returned to the Transfer Agent.

      Like  Trinity  Core Fund,  Main  Street  Fund does not
routinely hold annual shareholder meetings.

What are the  capitalizations  of the Funds  and what  might the capitalization be after the Reorganization?

      The  following  table  sets  forth the  capitalization
(unaudited)  of Trinity Core Fund and Main Street Fund as of
March  31,  2003  and  indicates  the  pro  forma   combined
capitalization   as  of   March   31,   2003   as   if   the
Reorganization had occurred on that date.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding
Per Share

Trinity Core Fund
      Class A                 $3,793,949        597,033
$6.35
      Class B                 $1,792,878        290,683
$6.17
      Class C                 $1,358,815        219,703
$6.18
      Class N                 $650,010          102,804
$6.32
      Class Y                 $154,524            23,532
$6.57
      TOTAL             $7,750,176  1,233,755

Main Street Fund
      Class A                 $5,827,509,376    231,844,611
$25.14
      Class B                 $2,703,326,715    110,710,046
$24.42
      Class C                 $1,021,504,876      41,820,889
$24.43
      Class N                 $59,616,520
2,391,071         $24.93
      Class Y                 $219,903,078
8,716,423         $25.23
      TOTAL             $9,831,860,565          395,483,040

Main Street Fund
(Pro Forma Surviving Fund)
      Class A                 $5,831,303,325    231,953,195
$25.14
      Class B                 $2,705,119,593    110,774,758
$24.42
      Class C                 $1,022,863,691      41,869,165
$24.43
      Class N                 $60,266,530
2,417,430         $24.93
      Class Y                 $220,057,602
8,722,061         $25.23
      TOTAL             $9,839,610,741
395,736,609

*Reflects  the  issuance of  $5,827,509,376  Class A shares,
$2,703,326,715     Class    B     shares,     $1,021,504,876
Class C shares,  $59,616,520 Class N shares and $219,903,078
Class Y shares of Main  Street  Fund in a tax-free  exchange
for   the    net    assets    of    Trinity    Core    Fund,
aggregating                 $7,750,176.

      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies of
Trinity  Core  Fund  and  Main  Street  Fund,   and  certain
noteworthy  differences  between the  investment  objectives and policies of the two Funds.

      Are  there any  significant  differences  between  the
investment objectives and strategies of the Funds?

      In considering  whether to approve the Reorganization,
shareholders  of  Trinity  Core  Fund  should  consider  the differences in investment objectives,  policies and risks of the Funds.  Further  information  about Main  Street Fund is
set  forth  in  its  Prospectus,   which   accompanies  this
Prospectus and Proxy  Statement and is  incorporated  herein by  reference.  Additional  information  about both Funds is set forth in their  Statements  of  Additional  Information,
Annual  Reports  and  Semi-Annual  Reports,   which  may  be
obtained   upon   request  to  the   Transfer   Agent.   See
"Information  about  Trinity  Core  Fund"  and  "Information about Main Street Fund."

      Trinity  Core Fund and Main Street  Fund have  similar
investment   objectives.   Trinity  Core  Fund's  investment
objective  is to seek  long-term  growth  of  capital.  Main
Street Fund's  investment  objective is to seek a high total return.  In seeking  their  investment  objectives,  Trinity
Core Fund and Main Street Fund  utilize a similar  investing strategy.  Trinity Core Fund  invests in common  stocks that are  included in the S&P 500.  Main  Street  Fund  currently invests  mainly  in  common  stocks  of  U.S.  companies  of
different   capitalization  ranges,  presently  focusing  on
large-capitalization  issuers. Both funds are managed with a quantitative  investment  process.  Both  Funds  invest in a similar  universe of  companies,  although Main Street has a larger potential investment universe.

      If the  reorganization  is approved,  Main Street Fund
will retain its benchmark against the S&P 500 Index.

What are the Main Risks  Associated  with an  investment  in the Funds?

      Like all  investments,  an  investment  in both of the
Funds  involves  risk.  There is no  assurance  that  either
Fund will meet its  investment  objective.  The  achievement
of  the  Funds'  goals   depends  upon  market   conditions,
generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The  risks  described  below collectively form the risk profiles of the
Funds,  and can affect the value of the Funds'  investments, investment  performance and prices per share.  There is also the risk that poor securities  selection by the Manager will cause the Fund to underperform  other funds having a similar objective.  These  risks  mean  that you can  lose  money by investing  in either  Fund.  When you  redeem  your  shares, they  may be  worth  more or less  than  what  you  paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity  Core Fund  invests in common  stocks that are
included in the S&P 500. Main Street Fund currently  invests mainly  in  common  stocks of U.S.  companies  of  different
capitalization     ranges,     presently     focusing     on
large-capitalization   issuers.  If  the  Reorganization  is
approved,  Main Street Fund  anticipates  that it will limit its stock  purchases  to those  issuers  included in the S&P
500 index and would no longer  make  investments  in foreign securities.

Other Equity  Securities.  While Main Street Fund emphasizes
      investments  in  common   stocks,   it  can  also  buy
      preferred  stocks  and  securities   convertible  into
      common stock.  The Manager  considers some convertible
      securities to be "equity  equivalents"  because of the
      conversion  feature and in that case their  rating has
      less impact on the Manager's  investment decision than
      in the case of other  debt  securities.  Trinity  Core
      Fund,  in  contrast,   only  purchases  common  stocks
      included in the S&P 500 Index.  If the  Reorganization
      is approved,  Main Street Fund anticipates it would no
      longer  invest  in  preferred   stocks  or  securities
      convertible into common stock.

Foreign Securities.  Main Street Fund can buy securities of
      companies or governments in any country, developed or
      underdeveloped. While there is no limit on the amount
      of Main Street Fund's assets that may be invested in
      foreign securities, the Manager does not currently
      invest significant amounts of its assets in foreign
      securities. While foreign securities offer special
      investment opportunities, they also have special
      risks.

      The change in value of a foreign  currency against the
      U.S.  dollar  will  result  in a  change  in the  U.S.
      dollar  value  of  securities   denominated   in  that
      foreign   currency.   Additional   risks  of   foreign
      securities  include higher  transaction  and operating
      costs for the Fund;  foreign  issuers  are not subject
      to the same  accounting  and  disclosure  requirements
      that  apply to U.S.  companies;  and  lack of  uniform
      accounting,    auditing   and   financial    reporting
      standards  in foreign  countries  comparable  to those
      applicable  to  domestic  issuers.  Trinity  Core Fund
      limits its stock  investments  to stock trades in U.S.
      exchanges.  If the  Reorganization  is approved,  Main
      Street Fund  anticipates  it would no longer  purchase
      foreign securities.

Derivatives.  Main Street Fund can invest in a number of
      different kinds of "derivative" investments. In
      general terms, a derivative investment is an
      investment contract whose value depends on (or is
      derived from) the value of an underlying asset,
      interest rate or index. In the broadest sense,
      options, futures contracts, and other hedging
      instruments Main Street Fund might use may be
      considered "derivative" investments.  Main Street
      Fund currently does not use derivatives to a
      significant degree and is not required to use them in
      seeking its objective.

      Derivatives have risks. If the issuer of the
      derivative investment does not pay the amount due,
      Main Street Fund can lose money on the investment.
      The underlying security or investment on which a
      derivative is based, and the derivative itself, may
      not perform the way the Manager expected it to. As a
      result of these risks Main Street Fund could realize
      less principal or income from the investment than
      expected or its hedge might be unsuccessful. As a
      result, Main Street Fund's share prices could fall.
      Certain derivative investments held by Main Street
      Fund might be illiquid. Trinity Core Fund does not
      invest in derivative securities.  If the
      Reorganization is approved, Main Street Fund
      anticipates it would no longer purchase derivatives.

    Hedging.  Main Street Fund can buy and sell futures
      contracts, put and call options, forward contracts
      and options on futures and securities indices. These
      are all referred to as "hedging instruments."  Some
      of these strategies would hedge Main Street Fund's
      portfolio against price fluctuations. Other hedging
      strategies, such as buying futures and call options,
      would tend to increase Main Street Fund's exposure to
      the securities market.

      There are also special risks in particular hedging
      strategies.  Options trading involves the payment of
      premiums and can increase portfolio turnover.  If the
      Manager used a hedging instrument at the wrong time
      or judged market conditions incorrectly, the strategy
      could reduce Main Street Fund's return.

Temporary  Defensive  Investments.  In times of  adverse  or unstable  market,  economic  or  political  conditions,
     both  Funds  can  invest  up to 100% of its  assets  in
     temporary defensive  investments.  Generally they would
     be high-quality,  short-term money market  instruments,
     such  as a U.S.  government  securities,  highly  rated
     commercial    paper,    short-term    corporate    debt
     obligations  or  repurchase  agreements.  To the extent
     either Fund invests  defensively  in these  securities,
     it might not achieve its investment objective.

Illiquid  and  Restricted  Securities.  Investments  may  be
     illiquid  because  they do not have an  active  trading
     market,  making it  difficult  to value them or dispose
     of them promptly at an acceptable  price.  A restricted
     security is one that has a contractual  restriction  on
     its resale or which  cannot be sold  publicly  until it
     is registered  under the Securities  Act of 1933.  Main
     Street  Fund will not  invest  more than 10% (the Board
     can  increase  that  limit to 15%) of its net assets in
     illiquid   or   restricted   securities.   The  Manager
     monitors holdings of illiquid  securities on an ongoing
     basis to  determine  whether  to sell any  holdings  to
     maintain  adequate  liquidity.  Trinity  Core Fund will
     not  invest  more than 10% in  illiquid  or  restricted
     securities.

What  are the  fundamental  investment  restrictions  of the
Funds?

      Both  Trinity  Core  Fund and Main  Street  Fund  have
certain additional  investment  restrictions that,  together with their investment objectives,  are fundamental policies, changeable only by shareholder  approval.  Generally,  these investment  restrictions  are similar  between the Funds and are discussed below.

o     Neither Fund can concentrate  investments.  That means
   they  cannot  invest  25% or more of its total  assets in
   any  industry.   However,   there  is  no  limitation  on
   investments in U.S. government securities.

o     Neither  Fund can buy or sell  real  estate.  However,
   they  can  purchase   readily-marketable   securities  of
   companies  holding  real  estate  or  interests  in  real
   estate.

o     The  Funds  cannot  underwrite   securities  of  other
   companies.  A  permitted  exception  is in case a Fund is
   deemed to be an  underwriter  under the Securities Act of
   1933  when  reselling  any  securities  held  in its  own
   portfolio.

o     Neither Fund can issue "senior  securities,"  but this
   does  not  prohibit  certain  investment  activities  for
   which assets of the Funds are  designated as  segregated,
   or  margin,   collateral  or  escrow   arrangements   are
   established,  to cover the related obligations.  Examples
   of those  activities  include  borrowing  money,  reverse
   repurchase  agreements,  delayed-delivery and when-issued
   arrangements for portfolio securities  transactions,  and
   contracts   to   buy   or   sell   derivatives,   hedging
   instruments, options or futures.

o     Neither  Fund can invest in  physical  commodities  or
   physical  commodity  contracts.  However,  it may buy and
   sell  hedging  instruments  permitted by any of its other
   investment policies.

o     Neither Fund can buy  securities  issued or guaranteed
   by any one  issuer if more  than 5% of its  total  assets
   would be invested in  securities  of that issuer or if it
   would  then own more  than  10% of that  issuer's  voting
   securities.  That  restriction  applies  to  75%  of  the
   Fund's  total  assets.   The  limit  does  not  apply  to
   securities  issued by the U.S.  government  or any of its
   agencies  or  instrumentalities.  This  means  that  both
   Funds are presently a  "diversified"  investment  company
   under the 1940 Act.

o     Trinity  Core Fund  cannot  borrow  money  except from
   banks in  amounts  not in excess of 5% of its assets as a
   temporary measure to meet  redemptions.  Main Street Fund
   cannot  borrow money in excess of 33 1/3% of the value of
   its total assets  (including the amount  borrowed).  Main
   Street Fund may borrow only from banks and/or  affiliated
   investment  companies.  With respect to this  fundamental
   policy,   Main   Street   Fund  can  borrow  only  if  IT
   Nmaintains  a 300% ratio of assets to  borrowings  at all
   times in the manner set forth in the  Investment  Company
   Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can
   invest  in debt  securities  that the  Fund's  investment
   policies  and  restrictions  permit it to  purchase.  The
   Funds may also lend their portfolio  securities and enter
   into repurchase agreements.

o     Trinity   Core  Fund   cannot   mortgage,   pledge  or
   otherwise  hypothecate any of its assets.  However,  this
   does not  prohibit  the  Fund  from  escrow  arrangements
   contemplated  by the put and call  activities of the Fund
   or other collateral or margin  arrangements in connection
   with any of the hedging  instruments  permitted by any of
   its  other  policies.  Main  Street  Fund does not have a
   similar policy.

o     Trinity Core Fund cannot  invest in companies  for the
   purpose of acquiring  control or management of them. Main
   Street Fund does not have a similar policy.

How do the Account Features and Shareholder Services for
the Funds Compare?

      Investment  Management-  Pursuant  to each  investment
advisory  agreement,  the  Manager  acts  as the  investment advisor for both Funds.  For Trinity Core Fund,  the Manager
has   retained   Trinity    Investment    Management,    the
Sub-Advisor,  to provide day-to-day portfolio management for
Trinity  Core  Fund.  The  sub-advisory  fee is  paid by the
Manager out of its management  fee.  Separate and apart from this proxy  statement and  propectus,  shareholders  of Main
Street  Fund  will  be  asked  to  approve  a   Sub-Advisory
Agreement  between  the  borrower  and  Trinity   Investment
Management Corporation with the same sub-advisory fee.

      The  investment  advisory  agreements  state  that the
Manager will provide administrative  services for the Funds,
including    compilation   and   maintenance   of   records,
preparation  and  filing  of  reports  required  by the SEC,
reports   to   shareholders,   and   composition   of  proxy
statements and registration  statements  required by Federal and state  securities  laws.  Further,  the  Sub-Advisor has agreed to furnish  the Funds with office  space,  facilities and  equipment  and  arrange for its  employees  to serve as officers  of the Funds.  The  administrative  services to be provided  by  the  Manager  under  the  investment  advisory agreement will be at its own expense.

      Expenses not  expressly  assumed by the Manager  under
each Fund's advisory  agreement or by the Distributor  under the General  Distributor's  Agreement are paid by the Funds.
The  investment   advisory   agreements   list  examples  of
expenses  paid by the Funds,  the major  categories of which relate to interest,  taxes, brokerage  commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain printing and registration costs and non-recurring  expenses, including litigation costs.

      Both investment advisory agreements  generally provide
that in the  absence  of  willful  misfeasance,  bad  faith, gross  negligence  in  the  performance  of  its  duties  or reckless  disregard of its  obligations and duties under the investment  advisory  agreement,  the  Manager is not liable for any loss  sustained  by reason of good  faith  errors or omissions  in  connection  with any  matters  to  which  the agreement(s)  relate.  The agreements  permit the Manager to act as  investment  advisor  for any other  person,  firm or corporation.  Pursuant  to each  agreement,  the  Manager is permitted to use the name  "Oppenheimer"  in connection with
other   investment   companies  for  which  it  may  act  as
investment  advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Funds, the
Manager may  withdraw the right of the Funds to use the name
"Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition
Corp.,  a holding  company owned in part by senior  officers of the Manager and  ultimately  controlled by  Massachusetts
Mutual  Life  Insurance  Company,  a mutual  life  insurance company  that also  advises  pension  plans  and  investment companies.  The Manager has been an investment advisor since
January 1960.  The Manager  (including  subsidiaries  and an affiliate)  managed  more than $120  billion in assets as of
March 31, 2003,  including more than 65 funds with more than
5 million  shareholder  accounts.  The Manager is located at
498 Seventh  Avenue,  10th Floor,  New York, New York 10018.
OppenheimerFunds  Services, a division of the Manager,  acts as transfer  and  shareholder  servicing  agent on an annual per-account  basis  for  both  Trinity  Core  Fund  and Main
Street Fund and for certain other  open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General   Distributor's
Agreements,  the Distributor  acts as principal  underwriter in a  continuous  public  offering of shares of Trinity Core
Fund and Main Street  Fund,  but is not  obligated to sell a specific number of shares.  Expenses  normally  attributable to sales,  including  advertising  and the cost of  printing and  mailing  prospectuses  other  than those  furnished  to existing shareholders, are borne by the Distributor,  except for  those  for which the  Distributor  is paid  under  each
Fund's Rule 12b-1  Distribution  and Service Plan  described below.

      Both Funds have adopted a Service  Plan and  Agreement
under Rule  12b-1 of the  Investment  Company  Act for their
Class  A  shares.   The  Service   Plan   provides  for  the
reimbursement  to the Distributor for a portion of its costs
incurred  in  connection  with  the  personal   service  and
maintenance  of  accounts  that hold  Class A shares.  Under the plan,  reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of Class A shares of the Funds.  The  Distributor  currently uses  all of  those  fees to  compensate  dealers,  brokers,
banks  and  other  financial   institutions   quarterly  for
expenses  they  incur  in  providing  personal  service  and maintenance  of accounts of their  customers that hold Class
A shares.

      Both  Funds  have  adopted  Distribution  and  Service
Plans  under Rule  12b-1 of the 1940 Act for their  Class B,
Class C and  Class N shares.  The  Funds'  Plans  compensate the Distributor  for its services in  distributing  Class B,
Class C and Class N shares  and  servicing  accounts.  Under
both  Funds'  Plans,   the  Funds  pay  the  Distributor  an
asset-based  sales  charge  at an  annual  rate of  0.75% of
Class B and Class C assets,  and an annual asset-based sales charge  of 0.25% on Class N  shares.  The  Distributor  also receives a service  fee 0.25% of  average  annual net assets under  each  plan.  All  fee  amounts  are  computed  on the average annual net assets of the class  determined as of the close  of  each  regular  business  day of  each  Fund.  The
Distributor  uses  all of the  service  fees  to  compensate
broker-dealers   for   providing   personal   services   and
maintenance of accounts of their  customers that hold shares of the  Funds.  The  Class B and Class N  asset-based  sales charges  are  retained by the  Distributor.  After the first year,  the Class C  asset-based  sales  charges  are paid to broker-dealers  who  hold  or  whose  clients  hold  Class C shares as an ongoing  concession  for shares  that have been outstanding for a year or more.

      Purchases  and  Redemptions  - Both  Funds are part of
the   OppenheimerFunds   family   of   mutual   funds.   The
procedures  for  purchases,  exchanges  and  redemptions  of shares  of the Funds are  identical.  Shares of either  Fund may be  exchanged  for  shares  of the  same  class of other
Oppenheimer    funds   offering   such   shares.    Exchange
privileges  are subject to amendment or  termination  at any time.

      Both  Funds  have  the  same  initial  and  subsequent
minimum  investment  amounts  for the  purchase  of  shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a  maximum  initial  sales  charge  of 5.75% on Class A shares  for  purchases  of  less  than  $25,000.  The  sales charge of 5.75% is reduced for  purchases  of Class A shares of $25,000 or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge but may have to pay a contingent  deferred  sales charge of up to 1%
if the shares are sold  within 18  calendar  months from the beginning  of the  calendar  month  during  which  they were purchased.  Class B shares of the  Funds are sold  without a front-end  sales  charge but may be subject to a  contingent deferred sales charge ("CDSC") upon redemption  depending on the length of time the shares are held.  The CDSC  begins at
5% for shares  redeemed in the first year and declines to 1%
in the sixth  year and is  eliminated  after  that.  Class C shares may be  purchased  without an initial  sales  charge, but if redeemed  within 12 months of buying  them, a CDSC of
1% may be deducted.  Class N shares are,  purchased  without an initial  sales charge,  but if redeemed  within 18 months of the retirement  plan's first purchase of N shares, a CDSC of 1% may be deducted.

      Class A,  Class B, Class C, Class N and Class Y shares
of Main Street Fund received in the  Reorganization  will be issued at net asset  value,  without a sales  charge  and no
CDSC  will  be  imposed  on any  Trinity  Core  Fund  shares exchanged  for Main  Street  Fund  shares as a result of the
Reorganization.  However,  any CDSC that  applies to Trinity
Core Fund shares as of the date of the  exchange  will carry
over  to  Main   Street   Fund   shares   received   in  the
Reorganization.

      Shareholder   Services--Both   Funds   also  offer  the
following  privileges:  (i)  Right  of  Accumulation,   (ii)
Letter  of  Intent,  (iii)  reinvestment  of  dividends  and distributions  at net  asset  value,  (iv) net  asset  value purchases by certain  individuals  and  entities,  (v) Asset
Builder   (automatic   investment)   Plans,  (vi)  Automatic
Withdrawal  and  Exchange  Plans  for  shareholders  who own shares  of  the  Funds  valued  at  $5,000  or  more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other  funds
at  net  asset  value,   and  (ix)  telephone  and  Internet
redemption  and exchange  privileges.  All of such  services and  privileges  are subject to amendment or  termination at any  time  and  are  subject  to the  terms  of  the  Funds'
respective prospectuses.

      Dividends  and  Distributions  - Both Funds  intend to
declare  dividends  separately for each class of shares from net  investment  income on an annual  basis and to pay those dividends to  shareholders in December on a date selected by the  Board  of  Trustees  of each  Fund.  Dividends  and the distributions  paid on Class A, Class B, Class C, Class N or
Class Y shares  may vary  over  time,  depending  on  market conditions,  the composition of the Funds'  portfolios,  and
expenses   borne  by  the   particular   class  of   shares.
Dividends  paid on Class A shares will  generally  be higher than  those  paid on  Class B,  Class C,  Class N or Class Y shares,  which  normally have higher  expenses than Class A.
The Funds have no fixed  dividend  rates and there can be no guarantee  that  either  Fund  will  pay  any  dividends  or distributions.

      Either Fund may realize  capital  gains on the sale of
portfolio   securities.    If   it   does,   it   may   make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December of each year.  The Funds may make supplemental  distributions  of dividends  and capital gains following the end of their fiscal years.

                     VOTING INFORMATION

How many votes are necessary to approve the Reorganization
Agreement?

      The affirmative  vote of the holders of a "majority of
the  outstanding  voting  securities"  (as  defined  in  the
Investment  Company  Act) of Trinity Core Fund voting in the aggregate  and not by  class is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby.  As  defined in the  Investment  Company  Act,  the vote of a majority of the outstanding  shares means the vote of (1) 67% or more of the Trinity  Core  Fund's  outstanding shares  present at a meeting if the holders of more than 50%
of  the  outstanding  shares  of the  Fund  are  present  or represent  by  proxy;  or (2) more  than  50% of the  Fund's outstanding  shares,  whichever  is less.  Each  shareholder will be  entitled  to one vote for each  full  share,  and a fractional  vote for each  fractional  share of Trinity Core
Fund  held  on the  Record  Date.  If  sufficient  votes  to approve  the  proposal  are not  received by the date of the
Meeting,  the Meeting  may be  adjourned  to permit  further solicitation  of  proxies.  The  holders  of a  majority  of shares  entitled  to  vote at the  Meeting  and  present  in person or by proxy  (whether or not sufficient to constitute
a  quorum)  may  adjourn  the  Meeting  to  permit   further
solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By Telephone.

      A proxy card is, in essence,  a ballot.  If you simply
sign and date the  proxy  but give no  voting  instructions, your  shares  will be voted  in favor of the  Reorganization
Agreement.   Shareholders  may  also  be  able  to  vote  by
telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your proxy at any time before it
is voted by (i)  writing to the  Secretary  of Trinity  Core
Fund at 498 Seventh Avenue,  34th Floor,  New York, New York
10018  (if  received  in  time  to  be  acted  upon);   (ii)
attending  the  Meeting  and  voting  in  person;  or  (iii)
signing and returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of Trinity  Core Fund does not
intend to bring any matters  before the  Meeting  other than those  described  in  this  proxy.  It is not  aware  of any other  matters to be brought  before the  Meeting by others.
If any other  matters  legally come before the Meeting,  the proxy ballots  confer  discretionary  authority with respect to such  matters,  and it is the  intention  of the  persons named  to vote  proxies  to vote in  accordance  with  their judgment in such matters.

Who is entitled to vote?

      Shareholders  of  record of  Trinity  Core Fund at the
close of business on July 9, 2003 (the  "record  date") will be  entitled  to vote at the  Meeting.  On  ________,  there were  ____________outstanding  shares of Trinity  Core Fund, consisting  of  _____________  Class A shares,  ____________
Class B shares,  ___________ Class C shares, _________ Class
N shares and ________  Class Y shares.  On __________  there were  _________  outstanding  shares  of Main  Street  Fund, consisting of ___________  Class A shares,  __________ Class
B  shares,  _________  Class  C  shares,  _________  Class N shares and _________  Class Y shares.  Proxies  representing abstentions  and  broker  non-votes  will  be  included  for purposes of  determining  whether a quorum is present at the
Meeting,  but  will  be  treated  as  votes  not  cast  and, therefore,  will not be counted for purposes of  determining whether the matters  and  proposals  and motions to be voted upon at the  Meeting  have been  approved.  For  purposes of the Meeting,  a majority of shares  outstanding and entitled
to  vote,   present  in  person  or  represented  by  proxy,
constitutes a quorum.  Main Street Fund  shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Core Fund will request  broker-dealer  firms,
custodians,   nominees  and  fiduciaries  to  forward  proxy
material to the  beneficial  owners of the shares of record,
and  may  reimburse  them  for  their  reasonable   expenses
incurred  in  connection  with such proxy  solicitation.  In addition to solicitations by mail,  officers of Trinity Core
Fund  or  officers   and   employees   of   OppenheimerFunds
Services,   without   extra  pay,  may  conduct   additional
solicitations  personally or by telephone or telegraph.  Any expenses  so  incurred  will be  borne  by  OppenheimerFunds
Services.   Proxies  may  also  be   solicited  by  a  proxy
solicitation  firm hired at Trinity Core Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated that
the  cost  to  Trinity   Core  Fund  of   engaging  a  proxy
solicitation  firm  would  not  exceed  $32,000,   plus  the
additional  costs which would be incurred in connection with contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

      Shares  owned  of  record  by  broker-dealers  for the
benefit of their customers  ("street  account  shares") will
be  voted  by  the   broker-dealer   based  on  instructions
received  from  its  customers.   If  no  instructions   are
received,  and the broker-dealer does not have discretionary power to vote such street  account  shares under  applicable stock exchange rules,  the shares  represented  thereby will be  considered  to be present at the Meeting for purposes of only  determining the quorum ("broker  non-votes").  Because of the  need  to  obtain  a  vote  of  the  majority  of the
outstanding   voting   securities  for  the   Reorganization
proposal  to pass,  abstentions  and broker  non-votes  will have the same effect as a vote "against" the Proposal.

Are there appraisal rights?

      No. Under the  Investment  Company  Act,  shareholders
do  not  have  rights  of  appraisal  as  a  result  of  the
Reorganization.  Although  appraisal rights are unavailable, you have the right to redeem  your shares at net asset value until the  closing  date for the  Reorganization.  After the closing  date,  you may  redeem  your new Main  Street  Fund shares or exchange  them into shares of certain  other funds in the  OppenheimerFunds  family of mutual funds, subject to the terms of the prospectuses of both funds.

                INFORMATION ABOUT MAIN STREET FUND

      Information  about Main  Street  Fund is  included  in
Main  Street  Fund's  Prospectus  dated  October 23, 2002 as supplemented  April 30, 2003 and Annual  Report dated August
31, 2003,  each of which accompany and are considered a part
of  this  Proxy   Statement   and   Prospectus.   Additional
information  about Main Street  Fund is included  the Fund's
Statement of Additional  Information dated October 23, 2002, as  supplemented  April 30,  2003,  its  Annual  Report  and
Semi-Annual  Reports  dated August 31, 2002 and February 28,
2003,  respectively,  which have been filed with the SEC and are  incorporated  herein by  reference.  You may  request a free  copy of  these  materials  and  other  information  by calling  1.800.525.7048 or by writing to Main Street Fund at
OppenheimerFunds   Services,   P.O.  Box  5270,  Denver,  CO
80217.   Main  Street  Fund  also  files  proxy   materials,
reports  and other  information  with the SEC in  accordance with the  informational  requirements  of the Securities and
Exchange Act of 1934 and the 1940 Act.  These  materials can be inspected and copied at: the SEC's Public  Reference Room in Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR
database    on    the    SEC's    Internet     website    at
http://www.sec.gov.  Copies may be obtained  upon payment of a duplicating fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by  writing  to  the  SEC's
          ------------------
Public Reference Section, Washington, D.C. 20549-0102.

               INFORMATION ABOUT TRINITY CORE FUND

      Information  about  Trinity  Core Fund is  included in
the current Trinity Core Fund Prospectus.  This document has been filed  with the SEC and is  incorporated  by  reference herein.  Additional  information  about Trinity Core Fund is
also   included  in  the  Fund's   Statement  of  Additional
Information  dated  September 24, 2002,  as revised  October
15, 2002,  Annual Report dated July 31, 2002 and Semi-Annual
Report dated  January 31,  2003,  which have been filed with the SEC and are  incorporated by reference  herein.  You may request free copies of these or other documents  relating to
Trinity  Core Fund by calling  1.800.525.7048  or by writing to  OppenheimerFunds  Services,  P.O. Box 5270,  Denver,  CO
80217.  Reports and other  information filed by Trinity Core
Fund can be  inspected  and  copied  at:  the  SEC's  Public
Reference Room in Washington,  D.C. (Phone:  1.202.942.8090)
or the EDGAR  database  on the SEC's  Internet  web-site  at
http://www.sec.gov.  Copies may be obtained  upon payment of a duplicating fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by  writing  to  the  SEC's
          ------------------
Public Reference Section, Washington, D.C. 20549-0102.

                      PRINCIPAL SHAREHOLDERS

As of July 9, 2003,  the  officers  and  Trustees of Trinity
Core  Fund,   as  a  group,   owned  less  than  1%  of  the
outstanding  voting  shares of Trinity Core Fund. As of July
9, 2003,  the only  persons who owned of record or was known by the Trinity  Core Fund to own  beneficially  or of record
5% or more of any  class of the  Fund's  outstanding  shares were as follows:

By Order of the Board of Trustees

Robert G. Zack, Secretary

June 12, 2003

               EXHIBITS TO THE COMBINED PROXY
                  STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between
      Oppenheimer Trinity Core Fund and Oppenheimer Main
      Street Fund

                                                   EXHIBIT A

            AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT    AND   PLAN   OF    REORGANIZATION    (the
    "Agreement")  dated as of  __________,  2003 by and  between
    Oppenheimer  Trinity  Core Fund  ("Trinity  Core  Fund"),  a
    Massachusetts  business  trust and  Oppenheimer  Main Street
    Fund ("Main  Street  Fund"),  a series of  Oppenheimer  Main
    Street Funds, Inc., a Massachusetts business trust.

                                 W I T N E S S E T H:

          WHEREAS,  the  parties  are each  open-end  investment
    companies of the management type; and

          WHEREAS,  the  parties  hereto  desire to provide  for
    the  reorganization  pursuant  to Section  368(a)(1)  of the
    Internal  Revenue Code of 1986, as amended (the "Code"),  of
    Trinity  Core Fund  through the  acquisition  by Main Street
    Fund of  substantially  all of the  assets of  Trinity  Core
    Fund  in  exchange  for  the  voting  shares  of  beneficial interest  ("shares")  of Class A,  Class B, Class C, Class N and Class Y shares of Main  Street  Fund and the  assumption by Main Street Fund of certain  liabilities  of Trinity Core
    Fund,  which  Class A, Class B, Class C, Class N and Class Y shares  of  Main  Street  Fund  are  to  be  distributed  by
    Trinity Core Fund pro rata to its  shareholders  in complete liquidation  of Trinity Core Fund and complete  cancellation of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual
    promises  herein  contained,  the  parties  hereto  agree as follows:

          1.    The parties  hereto hereby adopt this  Agreement
    and Plan of  Reorganization  (the  "Agreement")  pursuant to
    Section   368(a)(1)   of   the   Code   as   follows:    The
    reorganization  will  be  comprised  of the  acquisition  by
    Main  Street  Fund of  substantially  all of the  assets  of
    Trinity  Core Fund in  exchange  for Class A, Class B, Class
    C,  Class N and Class Y shares of Main  Street  Fund and the assumption  by Main  Street Fund of certain  liabilities  of
    Trinity  Core Fund,  followed  by the  distribution  of such
    Class A,  Class B,  Class C,  Class N and  Class Y shares of
    Main  Street  Fund to the Class A, Class B, Class C, Class N
    and Class Y  shareholders  of Trinity  Core Fund in exchange for their  Class A,  Class B,  Class C,  Class N and Class Y shares of  Trinity  Core Fund,  all upon and  subject to the terms of the Agreement hereinafter set forth.

                The share  transfer  books of Trinity  Core Fund
    will be  permanently  closed at the close of business on the
    Valuation   Date   (as   hereinafter   defined)   and   only
    redemption  requests  received in proper form on or prior to the  close  of  business  on the  Valuation  Date  shall  be
    fulfilled   by  Trinity  Core  Fund;   redemption   requests
    received  by  Trinity  Core Fund  after  that date  shall be treated  as  requests  for the  redemption  of the shares of
    Main Street Fund to be  distributed  to the  shareholder  in question as provided in Section 5 hereof.

      2.    On the Closing Date (as  hereinafter  defined),  all
    of the assets of Trinity  Core Fund on that date,  excluding a cash  reserve  (the  "cash  reserve")  to be  retained  by
    Trinity  Core  Fund  sufficient  in its  discretion  for the payment of the expenses of Trinity  Core Fund's  dissolution and  its  liabilities,  but  not in  excess  of  the  amount contemplated  by Section 10E, shall be delivered as provided in  Section  8 to Main  Street  Fund,  in  exchange  for and against  delivery to Trinity  Core Fund on the Closing  Date of a number of Class A,  Class B, Class C, Class N and Class
    Y shares of Main Street Fund,  having an aggregate net asset value equal to the value of the assets of Trinity  Core Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C,
    Class N and  Class Y  shares  of Main  Street  Fund  and the value of the assets of Trinity  Core Fund to be  transferred shall  in  each  case  be  determined  as of  the  close  of business  of The New York Stock  Exchange  on the  Valuation
    Date.  The  computation  of the net asset value of the Class
    A,  Class B,  Class C,  Class N and  Class Y shares  of Main
    Street  Fund and the Class A,  Class B, Class C, Class N and
    Class Y shares of  Trinity  Core  Fund  shall be done in the manner  used by Main  Street  Fund and  Trinity  Core  Fund, respectively,  in the  computation  of such net asset  value per  share as set  forth in their  respective  prospectuses.
    The methods  used by Main  Street  Fund in such  computation shall be applied to the  valuation  of the assets of Trinity
    Core Fund to be transferred to Main Street Fund.

            Trinity   Core   Fund   shall   declare   and   pay,
    immediately  prior to the  Valuation  Date,  a  dividend  or dividends which,  together with all previous such dividends, shall  have the  effect  of  distributing  to  Trinity  Core
    Fund's  shareholders  all of Trinity Core Fund's  investment company  taxable income for taxable years ending on or prior
    to  the  Closing  Date  (computed   without  regard  to  any
    dividends  paid) and all of its net  capital  gain,  if any, realized in taxable  years ending on or prior to the Closing
    Date (after reduction for any capital loss carry-forward).

      4.    The  closing  (the   "Closing")   shall  be  at  the
    offices of  OppenheimerFunds,  Inc.  (the  "Agent"),  6803 S
    Tucson  Way,  Centennial,  CO  80112,  on such  time or such place as the parties  may  designate  or as  provided  below
    (the  "Closing  Date").   The  business  day  preceding  the
    Closing Date is herein referred to as the "Valuation Date."

            In the  event  that  on the  Valuation  Date  either
    party has,  pursuant to the Investment  Company Act of 1940, as amended (the  "Act"),  or any rule,  regulation  or order thereunder,  suspended  the  redemption  of  its  shares  or postponed  payment  therefore,  the  Closing  Date  shall be postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
    provided,  however,  that if such suspension  shall continue for a period of 60 days beyond the Valuation  Date, then the
    other  party  to  the   Agreement   shall  be  permitted  to
    terminate  the Agreement  without  liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Core Fund
    shall  distribute on a pro rata basis to the shareholders of
    Trinity  Core Fund as of the  Valuation  Date Class A, Class
    B, Class C, Class N and Class Y shares of Main  Street  Fund received  by  Trinity  Core  Fund  on the  Closing  Date  in exchange  for the  assets of Trinity  Core Fund in  complete liquidation  of Trinity  Core Fund;  for the  purpose of the distribution  by  Trinity  Core  Fund of Class  A,  Class B,
    Class C, Class N and Class Y shares of Main  Street  Fund to
    Trinity  Core  Fund's  shareholders,  Main  Street Fund will
    promptly   cause  its  transfer  agent  to:  (a)  credit  an
    appropriate  number of Class A,  Class B,  Class C,  Class N and Class Y shares of Main  Street Fund on the books of Main
    Street  Fund to each  Class A, Class B, Class C, Class N and
    Class Y shareholder of Trinity Core Fund in accordance  with a  list  (the  "Shareholder  List")  of  Trinity  Core  Fund shareholders  received  from  Trinity  Core  Fund;  and  (b)
    confirm an appropriate  number of Class A, Class B, Class C,
    Class N and  Class Y  shares  of  Main  Street  Fund to each
    Class A, Class B,  Class C, Class N and Class Y  shareholder of  Trinity  Core Fund;  certificates  for Class A shares of
    Main Street Fund will be issued  upon  written  request of a former  shareholder  of Trinity Core Fund but only for whole shares,  with fractional  shares credited to the name of the shareholder  on the books of Main Street Fund and only after any share  certificates  for Trinity  Core Fund are returned to the transfer agent.

            The  Shareholder  List  shall  indicate,  as of  the
    close  of  business  on the  Valuation  Date,  the  name and
    address  of  each   shareholder   of   Trinity   Core  Fund,
    indicating  his or her  share  balance.  Trinity  Core  Fund agrees to supply the  Shareholder  List to Main  Street Fund not later than the  Closing  Date.  Shareholders  of Trinity
    Core Fund  holding  certificates  representing  their shares shall not be required to  surrender  their  certificates  to anyone  in  connection  with the  reorganization.  After the
    Closing  Date,  however,  it  will  be  necessary  for  such shareholders  to surrender  their  certificates  in order to redeem,  transfer  or pledge the shares of Main  Street Fund which they received.

      6.    Within  one year  after the  Closing  Date,  Trinity
    Core  Fund  shall  (a)  either  pay or  make  provision  for payment of all of its liabilities and taxes,  and (b) either
    (i)  transfer  any  remaining  amount of the cash reserve to
    Main Street Fund,  if such  remaining  amount (as reduced by the estimated cost of  distributing it to  shareholders)  is not  material  (as defined  below) or (ii)  distribute  such remaining  amount to the  shareholders  of Trinity Core Fund on the  Valuation  Date.  Such  remaining  amount  shall  be deemed  to be  material  if the  amount  to be  distributed,
    after   deduction   of  the   estimated   expenses   of  the
    distribution,  equals  or  exceeds  one  cent  per  share of
    Trinity Core Fund outstanding on the Valuation Date.

      7.    Prior  to  the   Closing   Date,   there   shall  be
    coordination  between  the  parties  as to their  respective portfolios  so that,  after the  Closing,  Main  Street Fund will be in compliance  with all of its  investment  policies and  restrictions.  At the Closing,  Trinity Core Fund shall deliver to Main  Street  Fund two  copies of a list  setting forth  the  securities  then  owned by  Trinity  Core  Fund.
    Promptly after the Closing,  Trinity Core Fund shall provide
    Main  Street  Fund  a  list  setting  forth  the  respective federal income tax bases thereof.

      8.    Portfolio    securities    or    written    evidence
    acceptable to Main Street Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the  Federal
    Reserve Book Entry System or any other  depository  approved by Trinity  Core Fund  pursuant to Rule 17f-4 and Rule 17f-5
    under  the  Act  shall  be  endorsed   and   delivered,   or
    transferred   by   appropriate    transfer   or   assignment
    documents,  by Trinity Core Fund on the Closing Date to Main
    Street Fund, or at its direction,  to its custodian bank, in proper form for transfer in such  condition as to constitute good  delivery  thereof  in  accordance  with the  custom of brokers  and shall be  accompanied  by all  necessary  state transfer  stamps,  if any.  The cash  delivered  shall be in the form of  certified or bank  cashiers'  checks or by bank wire or  intra-bank  transfer  payable  to the order of Main
    Street Fund for the account of Main  Street  Fund.  Class A,
    Class B, Class C, Class N and Class Y shares of Main  Street
    Fund  representing  the number of Class A, Class B, Class C,
    Class  N and  Class  Y  shares  of Main  Street  Fund  being
    delivered   against   the  assets  of  Trinity   Core  Fund,
    registered  in the  name of  Trinity  Core  Fund,  shall  be transferred  to Trinity Core Fund on the Closing Date.  Such shares  shall  thereupon be assigned by Trinity Core Fund to its  shareholders so that the shares of Main Street Fund may be distributed as provided in Section 5.

      If, at the Closing  Date,  Trinity  Core Fund is unable to make  delivery  under this  Section 8 to Main Street Fund of any of its portfolio  securities or cash for the reason that any of such  securities  purchased by Trinity Core Fund,  or the cash proceeds of a sale of portfolio  securities,  prior to the  Closing  Date have not yet been  delivered  to it or
    Trinity   Core   Fund's   custodian,   then   the   delivery
    requirements   of  this  Section  8  with  respect  to  said
    undelivered  securities  or cash will be waived and  Trinity
    Core  Fund will  deliver  to Main  Street  Fund by or on the
    Closing Date with respect to said undelivered  securities or cash  executed  copies  of an  agreement  or  agreements  of assignment in a form reasonably  satisfactory to Main Street
    Fund,  together with such other  documents,  including a due bill or due bills  and  brokers'  confirmation  slips as may reasonably be required by Main Street Fund.

      9.    Main  Street  Fund shall not assume the  liabilities
    (except for portfolio  securities  purchased  which have not settled and for  shareholder  redemption and dividend checks outstanding)  of Trinity  Core Fund,  but Trinity  Core Fund will,  nevertheless,  use its best efforts to discharge  all known liabilities,  so far as may be possible,  prior to the
    Closing  Date.  The cost of printing and mailing the proxies and proxy  statements  will be borne by  Trinity  Core Fund.
    Trinity  Core Fund and Main  Street  Fund will bear the cost of their  respective  tax  opinion.  Any  documents  such as existing  prospectuses  or annual  reports that are included in  that  mailing  will be a cost of the  Fund  issuing  the document.  Any other  out-of-pocket  expenses of Main Street
    Fund  and   Trinity   Core   Fund   associated   with   this
    reorganization,  including  legal,  accounting  and transfer agent expenses,  will be borne by Trinity Core Fund and Main
    Street  Fund,  respectively,  in the  amounts so incurred by each.

      10.   The   obligations  of  Main  Street  Fund  hereunder
    shall be subject to the following conditions:

      A.    The Board of  Trustees  of  Trinity  Core Fund shall
    have  authorized  the  execution of the  Agreement,  and the shareholders  of Trinity  Core Fund shall have  approved the
    Agreement  and the  transactions  contemplated  hereby,  and
    Trinity  Core Fund shall have  furnished to Main Street Fund copies  of  resolutions  to  that  effect  certified  by the
    Secretary or the  Assistant  Secretary of Trinity Core Fund;
    such   shareholder   approval   shall   have   been  by  the
    affirmative vote required by the  Massachusetts  Law and its charter  documents at a meeting for which  proxies have been
    solicited  by  the  Proxy   Statement  and   Prospectus  (as
    hereinafter defined).

      B.    Main  Street  Fund  shall have  received  an opinion
    dated as of the Closing  Date from  counsel to Trinity  Core
    Fund,  to  the  effect  that  (i)  Trinity  Core  Fund  is a business trust duly organized,  validly existing and in good standing under the laws of the State of  Massachusetts  with full  corporate  powers  to  carry on its  business  as then
    being   conducted   and  to  enter  into  and   perform  the
    Agreement;  and (ii) that all action  necessary  to make the
    Agreement,  according  to  its  terms,  valid,  binding  and
    enforceable   on   Trinity   Core  Fund  and  to   authorize
    effectively the  transactions  contemplated by the Agreement
    have  been  taken  by  Trinity   Core  Fund.   Massachusetts
    counsel may be relied upon for this opinion.

      C.    The  representations  and warranties of Trinity Core
    Fund  contained  herein  shall be true and correct at and as of the  Closing  Date,  and Main Street Fund shall have been furnished  with a certificate  of the  President,  or a Vice
    President,  or the Secretary or the  Assistant  Secretary or
    the Treasurer of Trinity Core Fund,  dated as of the Closing
    Date, to that effect.

D.    On the  Closing  Date,  Trinity  Core Fund  shall have
      furnished  to  Main  Street  Fund  a  certificate  of  the
      Treasurer or  Assistant  Treasurer of Trinity Core Fund as
      to the  amount  of the  capital  loss  carry-over  and net unrealized  appreciation  or  depreciation,  if any,  with respect to Trinity Core Fund as of the Closing Date.

E.    The cash reserve  shall not exceed 10% of the value of
            the net assets, nor 30% in value
    of the gross  assets,  of Trinity  Core Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form N-14 filed by Main
    Street  Fund under the  Securities  Act of 1933,  as amended
    (the  "1933  Act"),  containing  a  preliminary  form of the
    Proxy   Statement   and   Prospectus,   shall  have   become
    effective under the 1933 Act.

      G.    On the  Closing  Date,  Main  Street Fund shall have
    received  a  letter  of  Robert  G.  Zack  or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
    Main Street  Fund,  stating  that nothing has come to his or her attention  which in his or her judgment  would  indicate that as of the Closing Date there were any material,  actual or contingent  liabilities  of Trinity Core Fund arising out of litigation  brought  against  Trinity Core Fund or claims asserted  against  it, or  pending  or to the best of his or her knowledge  threatened claims or litigation not reflected in or  apparent  from  the  most  recent  audited  financial statements  and  footnotes  thereto  of  Trinity  Core  Fund
    delivered  to  Main  Street  Fund.   Such  letter  may  also
    include such additional  statements relating to the scope of
    the  review   conducted  by  such  person  and  his  or  her
    responsibilities  and  liabilities  as are not  unreasonable under the circumstances.

H.    Main  Street  Fund shall  have  received  an  opinion,
    dated  as of the  Closing  Date,  of KPMG  LLP,  to the same effect as the opinion  contemplated  by Section 11.E. of the
    Agreement.

I.    Main  Street  Fund shall have  received at the Closing
    all of the  assets  of  Trinity  Core  Fund  to be  conveyed hereunder,  which  assets  shall  be free  and  clear of all liens,  encumbrances,  security interests,  restrictions and limitations  whatsoever.  The  obligations  of Trinity  Core
    Fund   hereunder   shall  be   subject   to  the   following
    conditions:

      A.    The Board of  Trustees  of Main  Street  Fund  shall
    have  authorized  the  execution of the  Agreement,  and the transactions  contemplated  thereby,  and Main  Street  Fund
    shall  have   furnished  to  Trinity  Core  Fund  copies  of
    resolutions  to that effect  certified  by the  Secretary or the Assistant Secretary of Main Street Fund.

      B.    Trinity   Core   Fund's   shareholders   shall  have
    approved the  Agreement  and the  transactions  contemplated
    hereby,   by   an   affirmative   vote   required   by   the
    Massachusetts  Law and its  charter  documents  and  Trinity
    Core Fund shall have  furnished  Main  Street Fund copies of resolutions to that effect  certified by the Secretary or an
    Assistant Secretary of Trinity Core Fund.

      C.    Trinity  Core Fund  shall have  received  an opinion
    dated as of the  Closing  Date from  counsel to Main  Street
    Fund,  to the effect that (i) Main Street Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  Commonwealth  of  Massachusetts  with
    full  powers  to  carry  on  its   business  as  then  being
    conducted and to enter into and perform the Agreement;  (ii)
    all actions  necessary to make the  Agreement,  according to its terms,  valid,  binding and enforceable upon Main Street
    Fund  and  to   authorize   effectively   the   transactions
    contemplated  by the  Agreement  have  been  taken  by  Main
    Street Fund,  and (iii) the shares of Main Street Fund to be issued  hereunder are duly  authorized  and when issued will be validly issued, fully-paid and non-assessable,  except as set forth under  "Shareholder and Trustee Liability" in Main
    Street   Fund's   Statement   of   Additional   Information.
    Massachusetts counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties of Main Street
    Fund  contained  herein  shall be true and correct at and as of the Closing  Date,  and Trinity Core Fund shall have been furnished  with  a  certificate  of  the  President,  a Vice
    President  or the  Secretary or the  Assistant  Secretary or
    the  Treasurer  of the Trust to that effect  dated as of the
    Closing Date.

      E.    Trinity  Core Fund  shall have  received  an opinion
    of KPMG LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the  Agreement  and in  accordance  with (i) Trinity Core
    Fund's  representation that there is no plan or intention by any  Trinity  Core Fund  shareholder  who owns 5% or more of
    Trinity  Core  Fund's  outstanding  shares,  and, to Trinity
    Core Fund's best  knowledge,  there is no plan or  intention
    on  the   part   of  the   remaining   Trinity   Core   Fund
    shareholders,   to  redeem,   sell,  exchange  or  otherwise
    dispose of a number of Main Street  Fund shares  received in
    the   transaction   that  would  reduce  Trinity  Core  Fund
    shareholders'  ownership  of Main  Street  Fund  shares to a number of shares having a value,  as of the Closing Date, of
    less  than  50%  of  the  value  of  all  of  the   formerly
    outstanding  Trinity  Core Fund  shares as of the same date, and (ii) the  representation  by each of  Trinity  Core Fund and Main Street Fund that, as of the Closing  Date,  Trinity
    Core Fund and Main  Street  Fund will  qualify as  regulated investment  companies or will meet the diversification  test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by the Agreement will
    qualify as a tax-free  "reorganization"  within the  meaning of Section  368(a)(1) of the Code, and under the regulations promulgated thereunder.

      2.    Trinity  Core  Fund and Main  Street  Fund will each
    qualify as a "party to a reorganization"  within the meaning of Section 368(b)(2) of the Code.

      3.    No  gain  or  loss   will  be   recognized   by  the
    shareholders  of Trinity Core Fund upon the  distribution of
    Class A, Class B and Class C shares of  beneficial  interest in Main  Street  Fund to the  shareholders  of Trinity  Core
    Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a)  of the  Code no gain or loss
    will be  recognized  by  Trinity  Core Fund by reason of the transfer of  substantially  all its assets in  exchange  for
    Class A, Class B and Class C shares of Main Street Fund.

      5.    Under  Section  1032  of the  Code  no  gain or loss
    will be  recognized  by Main  Street  Fund by  reason of the transfer of substantially  all of Trinity Core Fund's assets in exchange  for Class A, Class B and Class C shares of Main
    Street Fund and Main  Street  Fund's  assumption  of certain liabilities of Trinity Core Fund.

      6.    The  shareholders  of  Trinity  Core  Fund will have
    the same tax  basis  and  holding  period  for the  Class A,
    Class B and Class C shares of  beneficial  interest  in Main
    Street Fund that they  receive as they had for Trinity  Core
    Fund shares that they previously  held,  pursuant to Section
    358(a) and 1223(1), respectively, of the Code.

      7.    The  securities  transferred by Trinity Core Fund to
    Main  Street  Fund will have the same tax basis and  holding period  in the  hands  of Main  Street  Fund as they had for
    Trinity Core Fund,  pursuant to Section  362(b) and 1223(1), respectively, of the Code.

      F.    The cash  reserve  shall not exceed 10% of the value
    of the net assets,  nor 30% in value of the gross assets, of
    Trinity Core Fund at the close of business on the  Valuation
    Date.

      G.    A  Registration  Statement  on Form  N-14  filed  by
    Main   Street  Fund  under  the  1933  Act,   containing   a
    preliminary  form of the  Proxy  Statement  and  Prospectus, shall have become effective under the 1933 Act.

      H.    On the Closing  Date,  Trinity  Core Fund shall have
    received  a  letter  of  Robert  G.  Zack  or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
    Trinity  Core Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate that as of the Closing Date there were any material,  actual or  contingent  liabilities  of Main Street Fund arising out of  litigation  brought  against  Main Street Fund or claims asserted  against  it, or pending  or, to the best of his or
    her   knowledge,   threatened   claims  or  litigation   not
    reflected  in  or  apparent  by  the  most  recent   audited
    financial  statements  and footnotes  thereto of Main Street
    Fund  delivered to Trinity  Core Fund.  Such letter may also include such additional  statements relating to the scope of
    the  review   conducted  by  such  person  and  his  or  her
    responsibilities  and  liabilities  as are not  unreasonable under the circumstances.

I.    Trinity  Core Fund  shall  acknowledge  receipt of the
    Class A, Class B and Class C shares of Main Street Fund.

      12.   Trinity  Core Fund hereby  represents  and  warrants
    that:

      A.    The audited  financial  statements  of Trinity  Core
    Fund as of July 31, 2002 and unaudited financial  statements as of January 31, 2003  heretofore  furnished to Main Street
    Fund,  present  fairly the  financial  position,  results of operations,  and changes in net assets of Trinity  Core Fund as of that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent  with the preceding  year;  and that from January 31, 2003 through the  date  hereof  there  have not  been,  and  through  the
    Closing Date there will not be, any material  adverse change in the  business  or  financial  condition  of Trinity  Core
    Fund,  it  being  agreed  that a  decrease  in the  size  of
    Trinity  Core Fund due to a  diminution  in the value of its portfolio  and/or  redemption  of its  shares  shall  not be considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and the
    transactions  contemplated  thereby by Trinity  Core  Fund's shareholders,  Trinity  Core Fund has  authority to transfer all of the  assets  of  Trinity  Core  Fund  to be  conveyed
    hereunder  free  and  clear  of  all  liens,   encumbrances,
    security interests, restrictions and limitations whatsoever;

C.    The   Prospectus,   as   amended   and   supplemented,
    contained  in Trinity  Core  Fund's  Registration  Statement under  the  1933  Act,  as  amended,  is true,  correct  and complete,  conforms to the  requirements of the 1933 Act and does not contain any untrue  statement of a material fact or omit to state a material fact required to be stated  therein
    or   necessary   to  make   the   statements   therein   not
    misleading.  The Registration  Statement,  as amended,  was, as of the  date of the  filing  of the  last  Post-Effective
    Amendment,  true,  correct and  complete,  conformed  to the requirements  of the 1933 Act and did not contain any untrue statement  of a  material  fact or omit to state a  material fact required to be stated  therein or necessary to make the statements therein not misleading;

      D.    There  is  no  material   contingent   liability  of
    Trinity  Core Fund and no  material  claim  and no  material legal,  administrative or other  proceedings  pending or, to the  knowledge  of  Trinity  Core Fund,  threatened  against
    Trinity Core Fund, not reflected in such Prospectus;

      E.    Except  for the  Agreement,  there  are no  material
    contracts  outstanding to which Trinity Core Fund is a party other than those ordinary in the conduct of its business;

      F.    Trinity  Core  Fund  is  a  Massachusetts   business
    trust duly organized,  validly existing and in good standing under  the laws of the State of  Massachusetts;  and has all necessary and material Federal and state  authorizations  to own all of its  assets and to carry on its  business  as now
    being  conducted;   and  Trinity  Core  Fund  that  is  duly
    registered under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

      G.    All  Federal  and other tax  returns  and reports of
    Trinity  Core  Fund  required  by law to be filed  have been filed,  and all  federal  and other  taxes shown due on said returns and reports have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the knowledge  of Trinity  Core Fund no such return is currently under  audit  and  no  assessment  has  been  asserted  with respect to such  returns  and to the extent such tax returns with  respect to the taxable year of Trinity Core Fund ended
    July 31,  2002 have not been  filed,  such  returns  will be filed  when  required  and the  amount  of tax  shown as due thereon shall be paid when due; and

      H.    Trinity  Core Fund has  elected  that  Trinity  Core
    Fund be treated as a regulated  investment  company and, for each fiscal year of its  operations,  Trinity  Core Fund has met  the  requirements  of  Subchapter  M of  the  Code  for
    qualification  and  treatment  as  a  regulated   investment
    company  and  Trinity   Core  Fund   intends  to  meet  such
    requirements with respect to its current taxable year.

13.   Main Street Fund hereby represents and warrants that:

A.    The audited  financial  statements of Main Street Fund
    as of August 31, 2002 and unaudited financial  statements as of February  28, 2003  heretofore  furnished to Trinity Core
    Fund,  present  fairly the  financial  position,  results of operations,  and changes in net assets of Main Street  Fund, as of that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent  with the preceding  year; and that from February 28, 2003 through the  date  hereof  there  have not  been,  and  through  the
    Closing  Date  there  will  not  be,  any  material  adverse changes  in the  business  or  financial  condition  of Main
    Street  Fund,  it being  understood  that a decrease  in the size of Main  Street Fund due to a  diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The   Prospectus,   as   amended   and   supplemented,
    contained  in  Main  Street  Fund's  Registration  Statement under the 1933 Act, is true, correct and complete,  conforms to the  requirements  of the 1933  Act and does not  contain any untrue  statement of a material  fact or omit to state a material fact required to be stated  therein or necessary to
    make   the   statements   therein   not   misleading.    The
    Registration  Statement,  as amended, was, as of the date of the  filing  of the  last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
    1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

      C.    Except  for this  Agreement,  there  is no  material
    contingent  liability  of Main  Street  Fund and no material
    claim  and  no  material  legal,   administrative  or  other
    proceedings  pending  or, to the  knowledge  of Main  Street
    Fund,  threatened against Main Street Fund, not reflected in such Prospectus;

      D.    There  are  no  material  contracts  outstanding  to
    which Main Street Fund is a party other than those  ordinary in the conduct of its business;

      E.    Main   Street   Fund  is  a   business   trust  duly
    organized,  validly  existing and in good standing under the laws of the Commonwealth of Massachusetts;  Main Street Fund
    has  all   necessary   and   material   Federal   and  state
    authorizations  to own all its  properties and assets and to carry on its business as now being  conducted;  the Class A,
    Class B and  Class C shares  of Main  Street  Fund  which it issues to Trinity Core Fund pursuant to the  Agreement  will
    be  duly   authorized,   validly   issued,   fully-paid  and
    non-assessable,  except as set forth  under  "Shareholder  &
    Trustee  Liability"  in  Main  Street  Fund's  Statement  of
    Additional  Information,  will  conform  to the  description
    thereof   contained  in  Main  Street  Fund's   Registration
    Statement  and will be duly  registered  under  the 1933 Act and in the states where  registration is required;  and Main
    Street  Fund  is duly  registered  under  the  Act and  such registration  has not been  revoked or  rescinded  and is in full force and effect;

      F.    All  federal  and other tax  returns  and reports of
    Main  Street  Fund  required  by law to be filed  have  been filed,  and all  federal  and other  taxes shown due on said returns and reports have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the knowledge of Main Street  Fund,  no such return is currently under  audit  and  no  assessment  has  been  asserted  with respect to such  returns  and to the extent such tax returns with  respect to the taxable  year of Main Street Fund ended
    August 31, 2002 have not been filed,  such  returns  will be filed  when  required  and the  amount  of tax  shown as due thereon shall be paid when due;

      G.    Main  Street  Fund has  elected  to be  treated as a
    regulated  investment  company  and, for each fiscal year of its  operations,  Main Street Fund has met the  requirements of Subchapter M of the Code for  qualification and treatment as a  regulated  investment  company  and Main  Street  Fund intends  to  meet  such  requirements  with  respect  to its current taxable year;

      H.    Main  Street  Fund has no plan or  intention  (i) to
    dispose of any of the  assets  transferred  by Trinity  Core
    Fund,  other than in the  ordinary  course of  business,  or
    (ii) to redeem  or  reacquire  any of the Class A,  Class B,
    Class  C,  Class N and  Class Y shares  issued  by it in the reorganization  other than  pursuant  to valid  requests  of shareholders; and

      I.    After     consummation    of    the     transactions
    contemplated  by the Agreement,  Main Street Fund intends to operate its business in a substantially unchanged manner.

      14.   Each party  hereby  represents  to the other that no
    broker or finder  has been  employed  by it with  respect to the Agreement or the transactions  contemplated hereby. Each party also  represents  and  warrants  to the other that the
    information   concerning  it  in  the  Proxy  Statement  and
    Prospectus  will  not  as of its  date  contain  any  untrue statement  of a  material  fact  or  omit  to  state  a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will  present the  information  shown  fairly in  accordance with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year. Each party also represents  and warrants to the other that the  Agreement is valid,  binding and enforceable in accordance with its terms and that the  execution,  delivery  and  performance  of the
    Agreement  will not  result  in any  violation  of, or be in conflict  with,  any  provision  of  any  charter,  by-laws, contract,  agreement,  judgment, decree or order to which it is  subject  or to  which it is a party.  Main  Street  Fund hereby  represents to and  covenants  with Trinity Core Fund that, if the reorganization  becomes effective,  Main Street
    Fund will treat each  shareholder  of Trinity  Core Fund who received  any of Main  Street  Fund's  shares as a result of the  reorganization  as  having  made  the  minimum  initial purchase  of shares of Main  Street  Fund  received  by such
    shareholder   for   the   purpose   of   making   additional
    investments  in shares of Main Street  Fund,  regardless  of the value of the shares of Main Street Fund received.

      15.   Main Street  Fund  agrees  that it will  prepare and
    file a  Registration  Statement  on Form N-14 under the 1933
    Act  which  shall  contain  a  preliminary   form  of  proxy
    statement and prospectus  contemplated by Rule 145 under the
    1933  Act.  The  final  form of  such  proxy  statement  and prospectus  is  referred to in the  Agreement  as the "Proxy
    Statement  and  Prospectus."  Each party agrees that it will use its best  efforts  to have such  Registration  Statement
    declared   effective   and  to   supply   such   information
    concerning  itself for inclusion in the Proxy  Statement and
    Prospectus   as  may  be  necessary  or  desirable  in  this
    connection.  Trinity  Core  Fund  covenants  and  agrees  to liquidate and dissolve as soon as  practicable to the extent required under the laws of the State of Massachusetts,  and, upon Closing,  to cause the  cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be subject
    to the right of either  party to abandon and  terminate  the
    Agreement  for any  reason and there  shall be no  liability for damages or other  recourse  available  to a party not so terminating this Agreement,  provided,  however, that in the event that a party shall  terminate this  Agreement  without reasonable  cause,  the  party so  terminating  shall,  upon demand,  reimburse  the  party  not so  terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The   Agreement   may   be   executed   in   several
    counterparts,  each of which  shall be deemed  an  original, but all taken together shall  constitute one Agreement.  The rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All   prior  or   contemporaneous   agreements   and
    representations   are  merged  into  the  Agreement,   which
    constitutes   the  entire   contract   between  the  parties
    hereto.  No  amendment  or  modification  hereof shall be of any force and  effect  unless in  writing  and signed by the parties  and no party  shall be  deemed to have  waived  any provision  herein  for its  benefit  unless  it  executes  a written acknowledgment of such waiver.

      19.   Main Street Fund  understands  that the  obligations
    of Trinity  Core Fund under the  Agreement  are not  binding upon  any  Trustee  or  shareholder  of  Trinity  Core  Fund personally,  but bind only  Trinity  Core  Fund and  Trinity
    Core Fund's property.

      20.   Trinity Core Fund  understands  that the obligations
    of Main  Street  Fund under the  Agreement  are not  binding
    upon  any  trustee  or   shareholder  of  Main  Street  Fund
    personally,  but bind only Main  Street Fund and Main Street
    Fund's  property.  Trinity Core Fund  represents that it has notice  of the  provisions  of the  Declaration  of Trust of
    Main  Street  Fund   disclaiming   shareholder  and  trustee
    liability for acts or obligations of Main Street Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused the
    Agreement  to be  executed  and  attested  by  its  officers thereunto  duly  authorized  on the  date  first  set  forth above.

                  OPPENHEIMER TRINITY CORE FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER  MAIN STREET FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

            STATEMENT OF ADDITIONAL INFORMATION
             TO PROSPECTUS AND PROXY STATEMENT

              Acquisition of the Assets of the
               OPPENHEIMER TRINITY CORE FUND

            By and in exchange for Shares of the
               OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

      This Statement of Additional Information to this
Prospectus and Proxy Statement (the "SAI") relates
specifically to the proposed delivery of substantially all
of the assets of Oppenheimer Trinity Core Fund ("Trinity
Core Fund") for shares of Oppenheimer Main Street Fund, A
Series Of Oppenheimer Main Street Funds, Inc. ("Main Street
Fund").

      This  SAI   consists   of  this  Cover  Page  and  the
following  documents:  (i)  Annual and  Semi-Annual  Reports dated July 31, 2002 and January 31, 2003,  respectively,  of
Trinity Core Fund; (ii) the Annual and  Semi-Annual  Reports
dated August 31, 2002 and  February  28, 2003,  respectively of Main Street Fund;  (iii) the  Prospectus  of Trinity Core
Fund dated  September 24, 2002 as  supplemented  November 1,
2002;  (iv)  the  Statement  of  Additional  Information  of
Trinity  Core  Fund  dated  September  24,  2002 as  revised
October 15, 2002,  and as  supplemented  January 2, 2003 and
March  31,  2003;  and  (iv)  the  Statement  of  Additional
Information  of Main Street  Fund dated  October 23, 2002 as supplemented April 30, 2003.

      This SAI is not a Prospectus; you should read this
SAI in conjunction with the Prospectus and Proxy Statement
dated August 4, 2003, relating to the above-referenced
transaction. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.525.7048 or by writing
OppenheimerFunds Services at P.O. Box 5270, Denver,
Colorado 80217. The date of this SAI is August 4, 2003.